TRUST
                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 1998

MARK L. LIPSON


    NORTHSTAR TRUST
    SEMI-ANNUAL REPORT
    April 30, 1998
--------------------------------------------------------------------------------

Dear Shareholders:
We are pleased to provide you with the semi-annual report of the Northstar Trust for the six months ended April 30, 1998. We are gratified with your decision to entrust your assets to the Northstar Funds and are confident that we can assist you reaching your financial objectives. Our goal is to provide you with consistent, long term, attractive returns achieved through fundamental research, analysis, and traditional investment disciplines. Following this letter is a summary of the results of each Fund by their respective portfolio manager. We hope you will find it informative.

During the past six months investment returns in the U.S. have continued to be very positive. The situation in Asia reached crisis proportions in late October but on balance the initial six month impact actually turned out to be favorable for U.S. financial markets by further reducing inflation and stimulating domestic consumption as interest rates were kept low.

It has been the best of times in the U.S., a period of improvement in Western Europe, and very difficult times in Asia, OPEC, and many emerging countries. After 5-10 years of corporate restructuring, investment for productivity, restraint in government spending, and continued expansion, the United States is uniquely positioned in the world. Employment is high and with strong tax receipts and moderate spending, federal and local budget surplusses are surprisingly large. U.S. corporations are currently operating at the highest profit margins since the 1960's and with very high levels of free cash flow to reinvest, make acquisitions, or buy back stock.

The global situation has caused money to flow to U.S. financial markets and the U.S. dollar to appreciate significantly. The stock market has been driven to historically high valuation levels by strong investor demand plus high profitability coupled with very low inflation. Recently the emerging markets crisis has escalated and the impact of a rising U.S. trade deficit on U.S. manufacturers is more noticeable. A slowdown in domestic growth from the first quarter 4.8% rate would be welcome. However, with valuations dependent on high profitability and continued growth, the concern for stock prices is that profits may come under increasing pressure. Profit growth has already slowed but overall is likely to remain positive and may accelerate in 1999. The market could remain volatile until the outlook crystallizes. For the next few years, the new opportunities for growth available to financially strong, well managed corporations in new markets opening up in Europe, Asia, and South America are very exciting. This along with a very strong and fundamentally improved domestic economy continue to support a favorable investment environment.

We note with great conviction that attempts to "time" the market often prove counterproductive. Investors are strongly urged to focus on the long term. Consistent disciplined investing is the proven method of achieving attractive returns and meeting your financial objectives. We continue to support this philosophy and look forward to serving your investment needs in the future.


Sincerely,



Mark L. Lipson
President
June 1, 1998

                      (This Page Left Blank Intentionally)
                                       2

 LOUIS NAVEILLER

    NORTHSTAR
    GROWTH + VALUE FUND
THE FUND
          o The Northstar Growth+Value Fund opened to the public approximately 18 months ago, which makes it a relatively new product. The Fund is fairly unique in that it attempts to "shift gears" as the stock market environment changes. Over the past six months we have remained focused on small and mid cap stocks in anticipation of a rally in this sector of the market. The Fund was up 4.44%, 4.05%, and 4.05% for Class A, B, and C, respectively, over this short period compared to the Russell 2000 which was up 11.2% and the Russell 2000 Growth Index which was up 9.7%. In the previous six-month period (from April 30, 1997 to October 31, 1997) the Fund was up 29.26%, 28.78%, and 28.78% for Class A, B, and C,
             respectively, compared to the Russell 2000 which was up 26.4% and the Russell 2000 Growth Index which was up 30.4%. Over the trailing twelve months (from April 30, 1997 to April 30, 1998) the Fund was up 35.00%, 34.00%, and 34.00% for Class A, B, and C, respectively, compared to the Russell 2000 which was up 40.6% and the Russell 2000 Growth Index which was up 43.1%.
THE MARKETS
          o Over the six-month period from November 1, 1997 to April 30, 1998 small-to-mid capitalization stocks lagged their large capitalization counterparts considerably. This was largely due to the lack of performance among many of the technology stocks. The technology stocks tended to drag the rest of the Nasdaq market down along with them. Technology stocks have languished ever since the Asian crisis wreaked havoc in the fourth quarter. In addition, many of the stock market leaders in this industry group generated disappointing earnings in the fourth quarter and rebounded in an unconvincing manner in the first quarter of 1998. In a similar fashion, oil-related stocks failed to perform over the six-month period as well. In both of these sectors, disappointing earnings reports have kept many institutional investors away. Small cap stocks really need volume to perform. Over the past six months our models have shown that the best values remain in the small to mid cap stocks. We have shied away from rotating into the large caps because there is no significant earnings growth associated with many of the stocks that lead the S&P 500 substantially higher a year ago. As a result, the price-to-earnings ratio for the S&P 500 has soared! The S&P 500 is now grossly overvalued by all historical measurements. In the interim, investors continue to chase last year's winners by pouring money into index funds, unaware that the S&P 500's earnings have fizzled. As it stands now, the stock market is tired and looking for any excuse to correct.
CURRENT STRATEGY
          o As institutional investors look for a place to hide in this deteriorating earnings environment, they are finding increasingly fewer stocks. The advance-decline line, which measures the number of advancing stocks versus declining stocks, started to decay in late April. There is no doubt that the breadth and power of the stock market is deteriorating. When we select stocks for Growth+Value Fund each week, normally we find anywhere from eight to twelve new fundamentally superior stocks that we can add to the Portfolio. However, I was only able to find four new stocks for the Portfolio most recently. Often when the breadth and power of the overall stock market deteriorates, it can work to our advantage provided that institutional investors chase the best stocks available and propel them higher. This is exactly what happened in the third quarter of 1997, when the stock market became increasingly selective, our best stocks got even stronger due to persistent institutional accumulation. Rarely do institutional investors build cash reserves anymore. Instead, they tend to rotate into whatever stocks continue to post steady earnings growth. As a result, I remain cautiously optimistic that the earnings problems associated with many of the leading stocks in the S&P 500 will actually work to our advantage by bolstering the institutional buying pressure underneath stocks.
--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 4/30/98)
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
NAME                                     % FUND
    1     Dell Computer Corp.              3.6%
    2     Tekelec                          3.3
    3     Lincare Holdings, Inc.           2.9
    4     USAirways Group, Inc.            2.8
    5     General Nutrition Cos., Inc.     2.6
    6     Ace, Ltd.                        2.5
    7     Best Buy Co., Inc.               2.2
    8     Enterprises Century Telephone    2.2
    9     Keane, Inc.                      2.2
   10     Labor Ready, Inc.                2.2
                                         ------
                                         26.5%
                                         ------
                                         ------

TOP 5 INDUSTRIES
(BY PERCENTAGE OF NET ASSETS)
                      ----------------
Computers             9.4%
                      --------------
Insurance             8.6%
Building Materials    ------------
Equipment             8.0%
                      ---------
Medical Specialties   7.6%
                      ------
Airlines              6.6%

------------------------------------------
Total Net Assets $181,297,709
------------------------------------------
SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
------------------------------------------

            Inception     5 years   1 year
------------------------------------------
Class A       13.96%          n/a   28.57%
------------------------------------------
Class B       14.50%          n/a   29.00%
------------------------------------------
Class C       17.08%          n/a   33.00%
------------------------------------------
CUMULATIVE TOTAL RETURN
(do not reflect sales charge)
------------------------------------------
            Inception     5 years   1 year
------------------------------------------
Class A       26.90%          n/a   35.00%
------------------------------------------
Class B       25.69%          n/a   34.00%
------------------------------------------
Class C       25.69%          n/a   34.00%
------------------------------------------

    NORTHSTAR GROWTH + VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                                  Shares                       Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 97.73%
AEROSPACE & DEFENSE -- 3.71%
Gulfstream Aerospace Corp. @                                              83,400                $  3,497,587
Thiokol Corp.                                                             60,000                   3,232,500
                                                                                                ------------
                                                                                                   6,730,087
                                                                                                ------------
AIR FREIGHT/COURIERS -- 2.13%
Airborne Freight Corp.                                                    97,600                   3,867,400
                                                                                                ------------
AIRLINES -- 6.61%
Alaska Air Group, Inc. @                                                  45,600                   2,559,300
Comair Holdings, Inc.                                                     88,000                   2,403,500
Mesaba Holdings, Inc. @                                                   57,300                   1,898,062
USAirways Group, Inc. @                                                   72,000                   5,121,000
                                                                                                ------------
                                                                                                  11,981,862
                                                                                                ------------
BANKS -- 1.82%
Fifth Third Bancorp.                                                      60,000                   3,300,000
                                                                                                ------------
BUILDING MATERIALS -- 7.97%
Lone Star Industries, Inc.                                                29,200                   2,412,650
Martin Marietta Materials, Inc.                                           58,800                   2,759,925
Southdown, Inc.                                                           47,000                   3,325,250
Texas Industries, Inc.                                                    41,000                   2,641,937
Vulcan Materials Co.                                                      28,700                   3,302,294
                                                                                                ------------
                                                                                                  14,442,056
                                                                                                ------------
CATALOGUE/SPECIALTY DISTRIBUTION -- 1.08%
Fingerhut Cos., Inc.                                                      66,200                   1,961,175
                                                                                                ------------
CASINOS/GAMBLING -- 0.77%
Radica Games Ltd. @                                                       73,600                   1,393,800
                                                                                                ------------
CLOTHING/SHOE/ACCESSORY STORES -- 1.61%
American Eagle Outfitters, Inc. @                                         50,000                   2,925,000
                                                                                                ------------
COMPUTERS -- 9.41%
Best Buy Co., Inc. @                                                      57,000                   4,004,250
Compuware Corp. @                                                         61,800                   3,020,475
Dell Computer Corp. @                                                     80,000                   6,460,000
Tandy Corp.                                                               72,000                   3,582,000
                                                                                                ------------
                                                                                                  17,066,725
                                                                                                ------------
CONSTRUCTION/EQUIPMENT/TRUCKS -- 3.59%
Navistar International Corp., Inc. @                                     107,300                   3,205,588
Terex Corp. @                                                            107,900                   3,304,437
                                                                                                ------------
                                                                                                   6,510,025
                                                                                                ------------
DIVERSIFIED COMMERICAL SERVICES -- 2.87%
Analytical Surveys, Inc. @                                                39,300                   1,277,250
Labor Ready, Inc. @                                                      124,700                   3,928,050
                                                                                                ------------
                                                                                                   5,205,300
                                                                                                ------------
DISCOUNT STORES -- 1.20%
Ames Department Stores, Inc. @                                            89,100                   2,182,950
                                                                                                ------------
ELECTRICAL PRODUCTS -- 1.65%
Kuhlman Corp.                                                             61,000                   2,989,000
                                                                                                ------------

                                       4

    NORTHSTAR GROWTH + VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                                  Shares                       Value
------------------------------------------------------------------------------------------------------------
EDP PERIPHERALS -- 2.84%
MTI Technology Corp. @                                                   200,000                $  3,187,500
National Computer Systems, Inc.                                           78,600                   1,965,000
                                                                                                ------------
                                                                                                   5,152,500
                                                                                                ------------
EDP SERVICES -- 3.81%
Information Management Resources, Inc. @                                 109,300                   2,964,762
Keane, Inc. @                                                             78,600                   3,949,650
                                                                                                ------------
                                                                                                   6,914,412
                                                                                                ------------
ELECTRIC UTILITIES -- 1.40%
Western Resources, Inc.                                                   65,000                   2,539,063
                                                                                                ------------
ENVIRONMENTAL CONTROL -- 1.97%
Catalytica, Inc. @                                                       177,200                   2,569,400
Eastern Environmental Services, Inc. @                                    38,000                     992,750
                                                                                                ------------
                                                                                                   3,562,150
                                                                                                ------------
HOMEBUILDERS/HOME CONSTRUCTION -- 2.29%
Fairfield Communities, Inc. @                                             70,000                   1,636,250
Lennar Corp.                                                              91,900                   2,521,506
                                                                                                ------------
                                                                                                   4,157,756
                                                                                                ------------
HOTELS/RESORTS -- 1.46%
Royal Caribbean Cruises Ltd.                                              38,700                   2,646,113
                                                                                                ------------
INSURANCE -- 8.62%
Ace, Ltd.                                                                120,000                   4,545,000
Cincinnati Financial Corp.                                                24,200                   3,082,475
Exel Ltd.                                                                 34,000                   2,539,375
Fidelity National Financial, Inc.                                         81,040                   2,988,350
Harleysville Group, Inc.                                                  91,500                   2,470,500
                                                                                                ------------
                                                                                                  15,625,700
                                                                                                ------------
INVESTMENT COMPANIES -- 1.36%
Jefferies Group, Inc.                                                     50,000                   2,471,875
                                                                                                ------------
MEDICAL SPECIALTIES -- 7.63%
Bindley Western Industries, Inc.                                          64,700                   2,515,212
Guidant Corp.                                                             46,000                   3,076,250
Lincare Holdings, Inc. @                                                  65,000                   5,273,125
Osteotech, Inc. @                                                         64,000                   1,412,000
Safeskin Corp. @                                                          43,400                   1,546,125
                                                                                                ------------
                                                                                                  13,822,712
                                                                                                ------------
METAL FABRICATIONS -- 0.85%
Encore Wire Corp. @                                                       39,500                   1,530,625
                                                                                                ------------
NEWSPAPERS -- 1.74%
Tribune Co.                                                               47,800                   3,154,800
                                                                                                ------------
OFFICE EQUIPMENT/SUPPLIES -- 0.34%
Herman Miller, Inc.                                                       20,400                     615,825
                                                                                                ------------
CONSUMER SERVICES -- 1.07%
Steiner Leisure Ltd. @                                                    61,500                   1,941,094
                                                                                                ------------
TELEPHONE/COMMUNICATIONS -- 2.15%
Century Telephone Enterprises, Inc.                                       91,600                   3,898,725
                                                                                                ------------

    NORTHSTAR GROWTH + VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                 Shares/Principal Amount                       Value
------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 1.26%
McGraw-Hill Cos., Inc.                                                     29,400               $  2,276,663
                                                                                                ------------
SAVINGS & LOAN -- 0.83%
PDS Financial Corp. @                                                     152,955                  1,500,871
                                                                                                ------------
SOFT DRINKS -- 1.01%
Cadbury Schweppes PLC **                                                   31,500                  1,823,063
                                                                                                ------------
SPECIALTY CHEMICALS -- 1.69%
Millennium Chemicals, Inc.                                                 85,500                  3,067,313
                                                                                                ------------
SPECIALTY STORES -- 2.59%
General Nutrition Cos., Inc. @                                            131,100                  4,703,212
                                                                                                ------------
TELECOMMUNICATIONS -- 3.33%
Tekelec @                                                                 120,000                  6,030,000
                                                                                                ------------
TEXTILES -- 1.89%
WestPoint Stevens, Inc. @                                                 102,000                  3,417,000
                                                                                                ------------
TRUCKING & FREIGHT -- 0.73%
M.S. Carriers, Inc. @                                                      39,000                  1,326,000
                                                                                                ------------
RECREATIONAL PRODUCTS/TOYS -- 1.19%
THQ, Inc. @                                                                81,900                  2,160,113
                                                                                                ------------
PHARMACEUTICALS -- 1.26%
Theragenics Corp. @                                                        80,000                  2,280,000
                                                                                                ------------
TOTAL COMMON STOCKS
(cost $148,246,356)                                                                              177,172,965
                                                                                                ------------
TOTAL INVESTMENT SECURITIES -- 97.73%
(cost $148,246,356)                                                                              177,172,965
REPURCHASE AGREEMENT -- 1.55%
Agreement with State Street Bank and Trust bearing
interest at 5.24% dated 4/30/98, to be repurchased
5/01/98 in the amount of $2,812,409 and collateralized
by $2,765,000 U.S. Treasury Bonds, 6.25% due 2/15/07,
value $2,868,688
(cost $2,812,000)                                                      $2,812,000                  2,812,000
OTHER ASSETS LESS LIABILITIES -- 0.72%                                                             1,312,744
                                                                                                ------------
NET ASSETS -- 100.00%                                                                           $181,297,709
                                                                                                ------------
                                                                                                ------------

@  Non-income producing security.
**   American Depositary Receipts.
See accompanying notes to financial statements.
                                       6

    NORTHSTAR
    INTERNATIONAL VALUE FUND
THE MARKETS
          o The international markets experienced mixed returns over the six-month period ending April 30, 1998. The MSCI Europe Australasia Far East Index (EAFE) rose 15.44% for the period. Spain was the best performing market for the period, rising over 54% in dollar terms, while Indonesia was the worst performing market, declining over 61% in dollar terms.
          o European equities continued to benefit from an ongoing economic expansion and aggressive corporate restructuring. The equity-market rally in Europe was broad-based, with nearly every major market up over 20% for the period. Latin American markets were mixed, as concerns over potential current-account deficits kept a damper on demand for Latin American equities, despite relatively solid economic fundamentals throughout the region. The Asian markets have not fully recovered from the plunge in currency values which ignited the region's economic crisis last summer.
THE FUND
          o The Fund continued its strong performance over the period, returning 19.02%, 18.62%, and 18.53% for Class A, B, and C, respectively. The Lipper Index of International Equity Funds returned 16.60% for the same period.
          o Consistent with world markets, European holdings were the most significant contributors to the Fund's performance, with Italy, the Netherlands, and France leading the way. Similarly, Asian holdings were the largest detractors from performance. On a sector basis, the Consumer Goods and Services sectors were the strongest performers.
          o Our largest regional commitment continues to be in Europe, followed by an increasing exposure to Asia. Banking and Telecommunications remain the largest industry commitments.
CURRENT STRATEGY
          o The bottom-up, value philosophy used in managing the Fund will be consistently applied to find the best opportunities available in non-U.S. markets. There is no focus on top-down macroeconomic evaluations or forecasts in structuring the Fund. Country and industry exposure are exclusively a residual of the purchase of individual businesses that meet the strict value criteria.
          o The fundamental valuations of the Fund reflect, and will continue to reflect, significant discounts to the world market averages. This absolute value focus has performed very favorably in declining market environments as well as doing well over long-term market cycles.
          o The Fund will endeavor to stay fully invested in non-U.S. equities and will not attempt to anticipate short-term market movements. We will hold the best values available without bias to either country or industry.
--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 4/30/98)
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
NAME                                          % FUND
    1     Daimler-Benz AG                      4.4%
    2     Hitachi Ltd.                         3.6%
    3     Tele Danmark A/S                     3.5%
    4     Groupe Danone                        3.3%
    5     ING Groep N.V.                       3.3%
    6     BTR PLC                              3.2%
    7     Diageo PLC                           3.1%
    8     Nestle SA                            3.0%
    9     Istito Mobiliare Italiano SpA        2.9%
   10     De Beers Centenary AG                2.8%
                                              ------
                                              33.1%
                                              ------
                                              ------

  TOP 5 INDUSTRIES
  (by percentage of net assets)
                       ----------------
  Banking              14.3%
                       ---------------
  Telecommunications   13.9%
                       ------------
  Multi-Industry       9.1%
                       ----------
  Automobile           6.9%
                       ----------
  Beverage/Tobacco     6.3%
--------------------------------------------
Total Net Assets  $399,020,797
--------------------------------------------

SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
--------------------------------------------

            Inception     5 years     1 year
--------------------------------------------
Class A       17.97%          n/a     22.85%
--------------------------------------------
Class B       24.02%          n/a     23.83%
--------------------------------------------
Class C       19.10%          n/a     26.96%
--------------------------------------------
CUMULATIVE TOTAL RETURN
(do not reflect sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A       76.75%          n/a     28.96%
--------------------------------------------
Class B       28.83%          n/a     28.83%
--------------------------------------------
Class C       73.41%          n/a     27.96%
--------------------------------------------


    NORTHSTAR INTERNATIONAL VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Country                                                                         Value             % of Net Assets
-----------------------------------------------------------------------------------------------------------------
Argentina                                                                $  9,281,632                       2.33%
Austria                                                                     3,338,138                       0.84%
Brazil                                                                     22,442,066                       5.62%
Denmark                                                                    22,750,656                       5.70%
France                                                                     40,651,788                      10.19%
Germany                                                                    27,436,182                       6.87%
Hong Kong                                                                  18,473,683                       4.63%
Italy                                                                      21,364,369                       5.35%
Japan                                                                      54,822,057                      13.74%
Korea                                                                       6,005,216                       1.50%
Mexico                                                                      8,806,886                       2.21%
Netherlands                                                                18,771,048                       4.70%
Singapore                                                                  12,653,016                       3.17%
South Africa                                                               12,726,259                       3.19%
Spain                                                                       9,923,481                       2.49%
Switzerland                                                                11,956,115                       3.00%
United Kingdom                                                             54,957,259                      13.77%
United States                                                              29,756,000                       7.46%
Venezuela                                                                   2,468,950                       0.62%
Other assets less liabilities                                              10,435,996                       2.62%
                                                                         ------------       ---------------------
  Net Assets                                                             $399,020,797                     100.00%
                                                                         ------------       ---------------------
                                                                         ------------       ---------------------

    NORTHSTAR INTERNATIONAL VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                                 Shares                       Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 86.77%
AUTOMOBILES -- 6.89%
Daimler-Benz AG (Germany)                                               181,000                $ 17,670,837
PSA Peugeot Citroen SA (France)                                          56,610                   9,832,114
                                                                                               ------------
                                                                                                 27,502,951
                                                                                               ------------
BANKING -- 13.48%
Argentaria SA (Spain)                                                    87,980                   7,336,481
Compagnie Financiere de Paribas (France)                                 42,400                   4,514,390
Den Danske Bank A/S (Denmark)                                            71,680                   8,694,008
Development Bank of Singapore Ltd. (Singapore)                        1,128,000                   7,484,360
HSBC Holdings PLC @ (United Kingdom)                                    363,600                  10,373,819
Istituto Mobiliare Italiano SpA (Italy)                                 707,200                  11,578,062
Societe Generale SA (France)                                             18,200                   3,790,784
                                                                                               ------------
                                                                                                 53,771,904
                                                                                               ------------
BEVERAGES/TOBACCO -- 5.17%
B.A.T. Industries PLC (United Kingdom)                                  890,000                   8,396,283
Diageo PLC (United Kingdom)                                           1,028,012                  12,243,233
                                                                                               ------------
                                                                                                 20,639,516
                                                                                               ------------
CHEMICALS -- 2.36%
BOC Group PLC (United Kingdom)                                          226,200                   3,863,103
Imperial Chemical Industries PLC (United Kingdom)                       304,800                   5,536,849
                                                                                               ------------
                                                                                                  9,399,952
                                                                                               ------------
ELECTRICAL & ELECTRONICS -- 5.36%
Hitachi Ltd. (Japan)                                                  2,017,200                  14,465,187
Matsushita Electric Industrial Co. Ltd. (Japan)                         431,000                   6,904,338
                                                                                               ------------
                                                                                                 21,369,525
                                                                                               ------------
ENERGY -- 5.07%
Elf Aquitaine SA (France)                                                70,795                   9,292,506
Nippon Oil Co. Ltd. (Japan)                                             492,000                   1,661,811
YPF Sociedad Anonima ** (Argentina)                                     266,140                   9,281,632
                                                                                               ------------
                                                                                                 20,235,949
                                                                                               ------------
FOOD & HOUSEHOLD PRODUCTS -- 6.31%
Groupe Danone (France)                                                   55,970                  13,221,993
Nestle SA (Switzerland)                                                   6,165                  11,956,115
                                                                                               ------------
                                                                                                 25,178,108
                                                                                               ------------
HEALTHCARE/PHARMACEUTICAL -- 0.50%
Ono Pharmaceutical Co. Ltd. (Japan)                                      92,000                   2,002,116
                                                                                               ------------
INDUSTRIAL COMPONENTS -- 2.07%
Kyocera Corp. (Japan)                                                   157,200                   8,243,676
                                                                                               ------------
INSURANCE -- 5.88%
ING Groep N.V. (Netherlands)                                            201,260                  13,041,401
Tokio Marine & Fire Insurance Co. (Japan)                               959,400                  10,439,293
                                                                                               ------------
                                                                                                 23,480,694
                                                                                               ------------
MACHINERY & ENGINEERING -- 2.78%
Komatsu (Japan)                                                         434,000                   1,967,659
Mitsubishi Heavy Industries Ltd. (Japan)                              2,468,000                   9,137,978
                                                                                               ------------
                                                                                                 11,105,637
                                                                                               ------------

    NORTHSTAR INTERNATIONAL VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                                 Shares                       Value
-----------------------------------------------------------------------------------------------------------
METALS -- STEEL -- 0.86%
Iscor Ltd. (South Africa)                                             4,491,050                $  1,448,439
Pohang Iron & Steel Co. Ltd. ** (South Korea)                           111,000                   1,977,188
                                                                                               ------------
                                                                                                  3,425,627
                                                                                               ------------
MISCELLANEOUS MATERIALS & COMMODITIES -- 2.83%
De Beers Centenary AG (South Africa)                                    435,100                  11,277,819
                                                                                               ------------
MULTI INDUSTRY -- 9.12%
BTR PLC (United Kingdom)                                              3,839,180                  12,763,317
Citic Pacific Ltd. (Hong Kong)                                        1,038,000                   3,189,311
Hutchison Whampoa Ltd. (Hong Kong)                                    1,273,500                   7,875,116
Jardine Matheson Holdings Ltd. (Singapore)                            1,224,800                   5,168,656
Swire Pacific Ltd. (Hong Kong)                                        1,483,000                   7,409,256
                                                                                               ------------
                                                                                                 36,405,656
                                                                                               ------------
NON-FERROUS METALS -- 0.45%
Rio Tinto PLC @ (United Kingdom)                                        124,000                   1,780,655
                                                                                               ------------
TELECOMMUNICATIONS -- 12.68%
Compania Anonima Nacional Telefonos de Venezuela ** (Venezuela)          73,700                   2,468,950
Deutsche Telekom AG (Germany)                                           386,000                   9,765,345
Royal PTT Nederland NV (Netherlands)                                    111,400                   5,729,647
Tele Danmark A/S (Denmark)                                              167,290                  14,056,648
Telecom Italia SpA (Italy)                                            1,308,300                   9,786,307
Telefonos de Mexico SA ** (Mexico)                                      155,530                   8,806,886
                                                                                               ------------
                                                                                                 50,613,783
                                                                                               ------------
UTILITIES -- ELECTRICAL & GAS -- 4.96%
Centrais Eletricas Brasileiras SA ** (Brazil)                           476,100                   9,819,562
EVN Energie-Versorgung Niederoesterreich AG (Austria)                    22,600                   3,338,138
Korea Electric Power Corp. ** (South Korea)                             432,540                   4,028,029
Union Electrica Fenosa SA (Spain)                                       200,000                   2,587,000
                                                                                               ------------
                                                                                                 19,772,729
                                                                                               ------------
TOTAL COMMON STOCKS
(cost $311,207,056)                                                                             346,206,297
                                                                                               ------------
CONVERTIBLE PREFERRED STOCKS -- 3.16%
BANKING -- 0.81%
Banco Bradesco SA ** (Brazil), $0.1356                                  330,000                   3,234,000
                                                                                               ------------
BEVERAGES/TOBACCO -- 1.13%
Companhia Cervejaria Brahma ** (Brazil), $0.1687                        343,000                   4,523,313
                                                                                               ------------
TELECOMMUNICATIONS -- 1.22%
Telecomunicacoes Brasileiras SA ** (Brazil), $1.944                      39,940                   4,865,191
                                                                                               ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $12,378,259)                                                                               12,622,504
                                                                                               ------------
TOTAL INVESTMENT SECURITIES -- 89.93%
(cost $323,585,315)                                                                             358,828,801

    NORTHSTAR INTERNATIONAL VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                        Principal Amount                       Value
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.45%
Agreement with State Street Bank and Trust bearing interest
at 5.24% dated 4/30/98, to be repurchased 5/01/98 in the
amount of $29,760,331 and collateralized by $25,515,000 U.S.
Treasury Bonds, 7.50% due 11/15/16, value $30,351,343
(cost $29,756,000)                                              $     29,756,000                $ 29,756,000
OTHER ASSETS LESS LIABILITIES -- 2.62%                                                            10,435,996
                                                                                                ------------
NET ASSETS -- 100.00%                                                                           $399,020,797
                                                                                                ------------
                                                                                                ------------

@ Non-income producing.
 ** American Depositary Receipts.
See accompanying notes to financial statements.
                                       11

    NORTHSTAR
    EMERGING MARKETS VALUE FUND
THE MARKETS
           o Asia economic crisis that began last summer, triggered by plunging currency values, showed signs of stabilizing and equity markets in South Korea, Thailand and the Philippines rallied sharply. The Hong Kong dollars peg to the U.S. dollar was successfully defended by Hong Kong monetary authorities, and fears of the devaluation of the Chinese renminbi did not come true. All of this, coupled with the IMF bailouts in South Korea and Thailand, made investors cautiously optimistic that the worst of the turmoil may already have passed.
           o Equity markets in Latin America came under intense scrutiny and skepticism in the aftermath of the Asian crisis. Investors were particularly sensitive to current-account balances, which measure trade in goods and services. Concerns over potential current-account deficits have dampened demand for Latin American equities, despite relatively solid economic fundamentals throughout the region. Markets in Argentina and Brazil posted modest advances in dollar terms, while Mexican and Chilean equities declined. The improving sentiment in Asia, and the modest gains in Latin America helped the MSCI EMI Index climb 5.03% during the period.
THE FUND
           o The Fund returned 5.10%, 4.90%, and 4.70% for class A, B, and C shares, respectively, for the period January 1, 1998 to April 30, 1998. The Lipper Index of International Equity Funds returned 16.66% for the same period.
           o Holdings in South Africa, India, and Brazil were the largest contributors to performance during the period. Stocks in Russia, Hong Kong and South Korea detracted from the Funds performance. At the sector level, positive performance came from materials, banking, and energy stocks.
CURRENT STRATEGY
           o The bottom-up, value philosophy used in managing the Fund will be consistently applied to find the best opportunities available in emerging markets. There is no focus on top-down macroeconomic evaluations or forecasts in structuring the Fund. Country and industry exposure are exclusively a residual of the purchase of individual businesses that meet the strict value criteria.
           o The fundamental valuations of the Fund reflect, and will continue to reflect, discounts to the emerging market averages. This absolute value focus has performed very favorably in declining market environments as well as doing well over long-term market cycles.
           o The Fund will endeavor to stay fully invested in emerging market equities and will not attempt to anticipate short-term market movements. We will hold the best values available without bias to either country or industry.
--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 4/30/98)
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
NAME                                          % FUND
    1     Centrias Electicas Brasileiras
          SA                                   3.8%

    2     De Beers Centenary AG                3.0%

    3     Telecomunicacoes Brasileiras SA      2.7%

    4     Sk Telecom Co. Ltd.                  2.6%

    5     YPF Sociedad Anonima                 2.5%

    6     Pacific and Orient Berhad            2.3%

    7     Iscor Ltd.                           2.2%

    8     Telefonos de Mexico SA               2.2%

    9     Philippine Long Distance
          Telephone Co.                        2.1%
   10     Copene-Petroquimica do Nordeste
          SA                                   2.0%
                                              ------
                                              25.4%
                                              ------
                                              ------

  TOP 5 INDUSTRIES
  (by percentage of net assets)
                       ----------------
  Telecommunications   11.6%
                       ---------------
  Energy               8.0%
                       ---------------
  Utilities            8.0%
                       ----------
  Banking              7.6%
                       ----------
  Multi-Industry       6.6%
--------------------------------------------
Total Net Assets  $5,913,556
--------------------------------------------

SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
--------------------------------------------

            Inception     5 years     1 year
--------------------------------------------
Class A        0.29%          n/a        n/a
--------------------------------------------
Class B       (0.30)%         n/a        n/a
--------------------------------------------
Class C       11.64%          n/a        n/a
--------------------------------------------
CUMULATIVE TOTAL RETURN
(do not reflect sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A        5.10%          n/a        n/a
--------------------------------------------
Class B        4.90%          n/a        n/a
--------------------------------------------
Class C        4.70%          n/a        n/a
--------------------------------------------

                                       12

    NORTHSTAR EMERGING MARKETS VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Country                                                                         Value             % of Net Assets
-----------------------------------------------------------------------------------------------------------------
Argentina                                                                $    256,733                       4.34%
Brazil                                                                        967,514                      16.36%
Chile                                                                          48,469                       0.82%
China                                                                         210,038                       3.55%
Colombia                                                                      112,500                       1.90%
Hong Kong                                                                     308,382                       5.22%
India                                                                         441,401                       7.46%
Indonesia                                                                      21,867                       0.37%
Israel                                                                         51,667                       0.87%
Korea                                                                         227,200                       3.84%
Malaysia                                                                      235,558                       3.98%
Mexico                                                                        218,711                       3.70%
Philippines                                                                   531,403                       8.99%
Poland                                                                         76,000                       1.29%
Singapore                                                                     137,582                       2.33%
South Africa                                                                  530,621                       8.97%
Thailand                                                                        8,014                       0.14%
United States                                                               1,042,000                      17.62%
USSR                                                                          207,448                       3.51%
Venezuela                                                                     113,900                       1.93%
Other assets less liabilities                                                 166,348                       2.81%
                                                                         ------------       ---------------------
  Net Assets                                                             $  5,913,356                     100.00%
                                                                         ------------       ---------------------
                                                                         ------------       ---------------------

    NORTHSTAR EMERGING MARKETS VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                                      Shares                   Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 65.11%
AUTOMOBILES -- 1.82%
Toyota South Africa Ltd. (South Africa)                                       23,700            $    107,855
                                                                                                ------------
BANKING -- 4.07%
Bank Handlowy w Warszawie SA ## (Poland)                                       4,000                  76,000
Bank Leumi Le-Israel (Israel)                                                 15,800                  28,830
Kwong On Bank Ltd. (Hong Kong)                                               126,000                 105,732
PT Bank PAN Indonesia (Indonesia)                                            279,900                  21,867
Thai Farmers Bank Public Co. Ltd. (Thailand)                                   3,500                   8,014
                                                                                                ------------
                                                                                                     240,443
                                                                                                ------------
BEVERAGES/TOBACCO -- 1.83%
Massalin Particulares SA (Argentina)                                          20,600                 108,166
                                                                                                ------------
BUILDING MATERIALS & COMPONENTS -- 1.66%
Southeast Asia Cement Holdings, Inc. @ (Philippines)                       6,924,600                  98,307
                                                                                                ------------
CHEMICALS -- 3.69%
Indian Petrochemicals Corp. Ltd. ## (India)                                   20,800                 117,000
Shanghai Petrochemical Co. Ltd. ** (China)                                     7,400                 101,287
                                                                                                ------------
                                                                                                     218,287
                                                                                                ------------
ELECTRICAL & ELECTRONICS -- 1.57%
Solid Group, Inc. (Philippines)                                            1,859,400                  92,623
                                                                                                ------------
ENERGY -- 8.02%
Lukoil Holding ** (Russia)                                                     1,440                  95,400
Petron Corp. (Philippines)                                                   100,400                  14,754
RAO Gazprom ** (Russia)                                                        5,960                 112,048
Sasol Ltd. (South Africa)                                                      5,900                  59,537
Sasol Ltd. ** (South Africa)                                                   4,300                  43,806
YPF Sociedad Anonima ** (Argentina)                                            4,260                 148,567
                                                                                                ------------
                                                                                                     474,112
                                                                                                ------------
FINANCIAL SERVICES -- 1.84%
Grupo Financiero Inbursa SA de CV ** (Mexico)                                  5,800                  88,473
Industrial Credit & Investment Corp. of India Ltd. ##
(India)                                                                        1,570                  20,418
                                                                                                ------------
                                                                                                     108,891
                                                                                                ------------
FOOD & HOUSEHOLD PRODUCTS -- 1.52%
RFM Corp. (Philippines)                                                      632,900                  89,851
                                                                                                ------------
INSURANCE -- 2.32%
Pacific and Orient Berhad (Malaysia)                                         257,000                 137,113
                                                                                                ------------
LEISURE & TOURISM -- 3.23%
Resorts World Berhad (Malaysia)                                               51,000                  98,445
Shangri-La Asia Ltd. (Hong Kong)                                             128,000                  92,538
                                                                                                ------------
                                                                                                     190,983
                                                                                                ------------
MACHINERY & ENGINEERING -- 1.84%
Larsen & Toubro Ltd. ## (India)                                                8,700                 108,750
                                                                                                ------------
MERCHANDISING -- 2.37%
Dairy Farm International Holdings Ltd. @ (Singapore)                          61,000                  78,080
Dickson Concepts International Ltd. (Hong Kong)                               44,900                  62,023
                                                                                                ------------
                                                                                                     140,103
                                                                                                ------------

                                       14

    NORTHSTAR EMERGING MARKETS VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                                      Shares                   Value
------------------------------------------------------------------------------------------------------------
METALS -- STEEL -- 2.76%
Iscor Ltd. (South Africa)                                                    396,000            $    127,717
Pohang Iron & Steel Co. Ltd. ** (South Korea)                                  2,000                  35,625
                                                                                                ------------
                                                                                                     163,342
                                                                                                ------------
MISCELLANEOUS MATERIALS & COMMODITIES -- 3.24%
De Beers Centenary AG (South Africa)                                           6,800                 176,256
De Beers Centenary AG ** (South Africa)                                          600                  15,450
                                                                                                ------------
                                                                                                     191,706
                                                                                                ------------
MULTI INDUSTRY -- 6.58%
First Pacific Co. Ltd. (Hong Kong)                                           100,000                  48,089
Indian Rayon and Industries Ltd. ## (India)                                   18,500                  99,437
Jardine Matheson Holdings Ltd. (Singapore)                                    13,600                  57,392
Jardine Matheson Holdings Ltd. ** (Singapore)                                    500                   2,110
JG Summit Holding, Inc. (Philippines)                                      1,432,300                 110,589
Koors Industries Ltd. ** (Israel)                                                900                  22,838
Quinenco SA ** @ (Chile)                                                       4,700                  48,469
                                                                                                ------------
                                                                                                     388,924
                                                                                                ------------
TELECOMMUNICATIONS -- 8.89%
Compania Anonima Nacional Telefonos de Venezuela **
(Venezuela)                                                                    3,400                 113,900
Philippine Long Distance Telephone Co. ** (Philippines)                        4,640                 125,280
SK Telecom Co. Ltd. ** (South Korea)                                          21,000                 156,187
Telefonos de Mexico SA ** (Mexico)                                             2,300                 130,238
                                                                                                ------------
                                                                                                     525,605
                                                                                                ------------
TEXTILE/APPAREL -- 1.62%
Bombay Dyeing and Manufacturing Co. Ltd. ## (India)                           39,100                  95,795
                                                                                                ------------
UTILITIES -- ELECTRICAL & GAS -- 6.24%
Centrais Eletricas Brasileiras SA ** (Brazil)                                 10,900                 224,812
Korea Electric Power Corp. ** (South Korea)                                    3,800                  35,388
Shandong Huaneng Power Co. Ltd. ** (China)                                    15,000                 108,750
                                                                                                ------------
                                                                                                     368,950
                                                                                                ------------
TOTAL COMMON STOCKS
(cost $3,873,268)                                                                                  3,849,806
                                                                                                ------------
CONVERTIBLE PREFERRED STOCKS -- 14.46%
BANKING -- 3.51%
Banco Ganadero SA ** (Colombia), $1.0600                                       6,000                 112,500
Uniao de Bancos Brasileiros SA ## (Brazil), $0.7976                            2,400                  95,400
                                                                                                ------------
                                                                                                     207,900
                                                                                                ------------
BEVERAGES/TOBACCO -- 1.58%
Companhia Cervejaria Brahma ** (Brazil), $0.1687                               7,100                  93,631
                                                                                                ------------
CHEMICALS -- 2.00%
Copene-Petroquimica do Nordeste SA ** (Brazil), $2.2260                        8,000                 118,179
                                                                                                ------------
FOREST & PAPER PRODUCTS -- 1.33%
Aracruz Celulose SA ** (Brazil), $0.3760                                       5,000                  78,750
                                                                                                ------------
METALS -- STEEL -- 1.60%
Usinas Siderurgicas de Minas Gerais SA ** (Brazil),
$0.4480                                                                       13,700                  94,604
                                                                                                ------------

    NORTHSTAR EMERGING MARKETS VALUE FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                    Shares/Principal Amount                    Value
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.68%
Telecomunicacoes Brasileiras SA ** (Brazil), $1.9440                           1,300            $    158,293
                                                                                                ------------
UTILITIES -- ELECTRICAL & GAS -- 1.76%
Centrais Eletricas de Santa Catarina SA ** (Brazil),
$1.7800                                                                          560                  64,615
Centrais Eletricas de Santa Catarina SA ** (Brazil),
$0.1355                                                                          340                  39,230
                                                                                                ------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                                                   103,845
                                                                                                ------------
(cost $872,131)                                                                                      855,202
                                                                                                ------------
TOTAL INVESTMENT SECURITIES -- 79.57%
(cost $4,745,399)                                                                                  4,705,008
REPURCHASE AGREEMENT -- 17.62%
Agreement with State Street Bank and Trust bearing
interest at 5.24% dated 4/30/98, to be repurchased
5/01/98 in the amount of $1,042,152 and collateralized by
$850,000 U.S. Treasury Bonds, 8.125% due 8/15/19, value
$1,067,055
(cost $1,042,000)                                                         $1,042,000               1,042,000
OTHER ASSETS LESS LIABILITIES -- 2.81%                                                               166,348
                                                                                                ------------
NET ASSETS -- 100.00%                                                                           $  5,913,356
                                                                                                ------------
                                                                                                ------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 1998
--------------------------------------------------------------------------------

 Contract                         In                            Delivery     Gross Unrealized
To Deliver                   Exchange For                       Date           Appreciation
---------------------------------------------------------------------------------------------
    ARS           21,126          USD                21,137       5/04/98                  $0
    MYR          102,947          USD                27,091       5/06/98                 468
    MYR           21,870          USD                 5,849       5/07/98                   4
                                                                             ----------------
                                                                                          472
                                                                             ----------------
---------------------------------------------------------------------------------------------
 Contract                         In                            Delivery     Gross Unrealized
To Deliver                   Exchange For                       Date           Depreciation
---------------------------------------------------------------------------------------------
    HKD           39,400          USD                 5,089       5/01/98                 $(2)
    MYR           99,097          USD                26,590       5/08/98                 (75)
    PHP          491,758          USD                12,418       5/04/98                (185)
    PHP        1,741,935          USD                43,494       5/06/98                (188)
    PHP          419,803          USD                10,456       5/07/98                 (23)
    ZAR           62,261          USD                12,326       5/05/98                 (22)
                                                                             ----------------
                                                                                         (495)
                                                                             ----------------
    Net Depreciation                                                                     $(23)
---------------------------------------------------------------------------------------------

ARS - Argentine Peso
MYR - Malaysian Ringgit
HKD - Hong Kong Dollar
PHP - Philippine Peso
USD - United States Dollar
ZAR - South African Rand
# # Global Depositary Receipts.
 @ Non-income producing security.
 ** American Depositary Receipts.
See accompanying notes to financial statements.
                                       16

GEOFFREY WADSWORTH

    NORTHSTAR
    INCOME AND GROWTH FUND
THE MARKETS
           o For the six months ended April 30,1998 the Dow Industrials were up 22.84% and the S&P 500 gained 22.47%. The stock market returns were flat during November, December and January, then had a strong 20% advance through late April.
           o The early fears surrounding the crisis in Asia gave way as the initial impact actually proved very favorable to U.S. financial markets. Inflation continued to decline, real incomes grew and liquidity in the economy accelerated. While corporate earnings growth moderated, the demand for U.S. bonds and stocks remained very strong.
           o The yields on bonds continued in a declining trend until mid-January when the surprising strength in the U.S. economy was increasingly visible. The return on 10 yr. and 30 yr. Treasuries for the six months was 5.67% and 5.95%, respectively.
THE FUND
           o The Fund had returns of 8.38%, 8.01%, and 8.05% for the class A, B, and C shares, respectively, for the six months. This was well above the average for investment grade bonds but lagged the Lipper average of 12.28% for balanced funds.
           o During most of 1997 the equity position of the Fund was concentrated in 22 high dividend yield, large capitalization stocks including large positions in tobacco, money center international banks, integrated oils, but no technology stocks and an underweighting in financials.
           o Late in 1997 and early 1998 the equity holdings were diversified to include more total return stocks with a higher growth component. The number of holdings was increased to 38 equities, concentrations were cut, and 28 new stocks were added including domestic financials, technology, real estate, oil services, and natural gas. To maintain current income, high yielding REITS were balanced with other new additions such as Xerox, Meredith, NationsBank, Magna International, and Schlumberger.
           o While the domestic financials and industrials such as Xerox and Magna have done well this year, the new positions in real estate and oil services have not been leaders yet and the reduced holdings in tobacco were still a drag.
CURRENT STRATEGY
           o The Fund remains targeted at about 60% dividend paying stocks with an average dividend yield of 2.4% which is about 1.0% point higher than the S&P 500. High quality domestic bonds are 40% (average rating - A, coupon just under 7%, and average maturity about 10 years). This brings the portfolio yield to 4.4% before expenses. The percentage of corporate bonds was increased somewhat picking up a little income and reducing the average rating only slightly.
           o While real estate and oil service stocks have lagged so far in 1998, the fundamental outlook remains very favorable and relative valuations especially attractive. These are being retained expecting better gains as the year progresses.
--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 4/30/98)
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
NAME                                   % FUND

    1     Bristol-Myers Squibb Co.      3.5%

    2     Cendant Corp.                  2.9

    3     Xerox Corp.                    2.7

    4     Merck & Co., Inc.              2.6

    5     Magna International            2.3

    6     Deere & Co.                    2.2

    7     General Electric               2.2

    8     AMP                            2.0

    9     Philip Morris                  2.0

   10     Kimberly-Clark Corp.           1.9
                                       ------
                                       24.3%
                                       ------
                                       ------

TOP 5 INDUSTRIES
(by percentage of net assets)
Real Estate Investment   ----------------
Trust                    9.3%
                         ---------------
Finance & Banking        8.1%
                         ------------
Financial                7.1%
                         ----------
Pharmaceutical           7.0%
                         -------
Consumer Products        5.0%
--------------------------------------------
Total Net Assets $199,005,758
--------------------------------------------

SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
--------------------------------------------

            Inception     5 years     1 year
--------------------------------------------
Class A       10.99%          N/A     12.77%
--------------------------------------------
Class B       10.22%          N/A     12.60%
--------------------------------------------
Class C       11.58%          N/A     16.59%
--------------------------------------------
CUMULATIVE TOTAL RETURN
(do not reflect sales charge)
--------------------------------------------
            Inception     5 years     1 year
--------------------------------------------
Class A       67.51%          N/A     18.42%
--------------------------------------------
Class B       52.80%          N/A     17.60%
--------------------------------------------
Class C       56.88%          N/A     17.59%
--------------------------------------------

    NORTHSTAR INCOME & GROWTH FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Industry                                                                         Value         % of Net Assets
--------------------------------------------------------------------------------------------------------------
Aerospace & Defense                                                           $  4,216,129               2.12%
Airlines                                                                         4,002,344               2.01%
Auto Parts & Equipment                                                           4,555,769               2.29%
Automobiles                                                                      3,103,078               1.56%
Banking                                                                          3,160,500               1.59%
Bank Investment Contracts                                                        2,807,000               1.41%
Broadcasting & Media                                                             3,766,932               1.89%
Capital Goods Manufacturing                                                      4,358,400               2.19%
Chemicals                                                                        3,299,863               1.66%
Computers                                                                        2,811,863               1.41%
Consumer Products                                                                9,990,346               5.02%
Consumer Staples                                                                 3,654,288               1.84%
Electrical Equipment                                                             3,931,250               1.98%
Energy                                                                           2,014,500               1.01%
Energy Services                                                                  3,713,796               1.87%
Financial                                                                       14,052,402               7.06%
Finance & Banking                                                               16,193,602               8.14%
Industrial and Commercial Services                                               5,712,706               2.87%
Insurance                                                                        4,669,687               2.35%
Machinery                                                                        4,406,187               2.21%
Office Equipment/Supplies                                                        5,357,200               2.69%
Oil & Gas                                                                        6,211,687               3.12%
Petroleum Services                                                               3,132,675               1.57%
Pharmaceutical                                                                  13,926,938               7.00%
Printing & Publishing                                                              649,300               0.33%
Real Estate Investment Trust                                                    18,534,425               9.31%
Retail                                                                           3,226,680               1.62%
Technology                                                                       3,679,812               1.85%
Telecommunications                                                               6,624,453               3.33%
Tobacco                                                                          1,707,966               0.86%
Transportation                                                                   2,085,750               1.05%
U.S. Government Agency                                                          22,577,322              11.34%
Utilities                                                                        6,178,662               3.10%
Other assets less liabilities                                                      692,246               0.35%
                                                                              ------------    ----------------
Net Assets                                                                    $199,005,758             100.00%
                                                                              ------------    ----------------
                                                                              ------------    ----------------

    NORTHSTAR INCOME & GROWTH FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                                      Shares                   Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 55.64%
AEROSPACE & DEFENSE -- 0.97%
Boeing Co.                                                                    38,740            $  1,939,421
                                                                                                ------------
AUTO PARTS & EQUIPMENT -- 2.29%
Magna International, Inc. @@                                                  61,100               4,555,769
                                                                                                ------------
AUTOMOBILES -- 1.56%
Chrysler Corp.                                                                77,215               3,103,078
                                                                                                ------------
CAPITAL GOODS MANUFACTURING -- 2.19%
General Electric Co.                                                          51,200               4,358,400
                                                                                                ------------
CHEMICALS -- 1.66%
E.I. du Pont De Nemours & Co.                                                 45,320               3,299,863
                                                                                                ------------
COMPUTERS -- 1.41%
Compaq Computer Corp.                                                        100,200               2,811,863
                                                                                                ------------
CONSUMER PRODUCTS -- 5.02%
Kimberly-Clark Corp.                                                          76,455               3,880,091
Minnesota, Mining & Manufacturing Co.                                         22,820               2,153,638
Philip Morris Cos., Inc.                                                     106,040               3,956,617
                                                                                                ------------
                                                                                                   9,990,346
                                                                                                ------------
ELECTRICAL EQUIPMENT -- 1.98%
AMP, Inc.                                                                    100,000               3,931,250
                                                                                                ------------
ENERGY -- 1.01%
Mobil Corp.                                                                   25,500               2,014,500
                                                                                                ------------
FINANCE & BANKING -- 6.13%
Bankers Trust New York Corp.                                                  26,770               3,456,676
Citicorp                                                                      21,000               3,160,500
Mellon Bank Corp.                                                             41,600               2,995,200
NationsBank Corp.                                                             34,200               2,590,650
                                                                                                ------------
                                                                                                  12,203,026
                                                                                                ------------
INSURANCE -- 2.35%
Conseco, Inc.                                                                 70,500               3,498,562
Nationwide Financial Services, Inc.                                           27,000               1,171,125
                                                                                                ------------
                                                                                                   4,669,687
                                                                                                ------------
MACHINERY -- 2.21%
Deere & Co.                                                                   75,400               4,406,187
                                                                                                ------------
OFFICE EQUIPMENT/SUPPLIES -- 2.69%
Xerox Corp.                                                                   47,200               5,357,200
                                                                                                ------------
OIL & GAS -- 3.12%
Baker Hughes, Inc.                                                            54,000               2,187,000
El Paso Natural Gas Co.                                                       59,400               2,194,087
ENSCO International, Inc.                                                     64,800               1,830,600
                                                                                                ------------
                                                                                                   6,211,687
                                                                                                ------------
PETROLEUM SERVICES -- 1.57%
Schlumberger Ltd.                                                             37,800               3,132,675
                                                                                                ------------

    NORTHSTAR INCOME & GROWTH FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                     Shares/Principal Amount                   Value
------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL -- 6.07%
Bristol-Myers Squibb Co.                                                      66,000            $  6,987,750
Merck & Co., Inc.                                                             42,200               5,085,100
                                                                                                ------------
                                                                                                  12,072,850
                                                                                                ------------
PRINTING & PUBLISHING -- 0.33%
Meredith Corp.                                                                15,100                 649,300
                                                                                                ------------
REAL ESTATE INVESTMENT TRUST -- 9.31%
Boston Properties, Inc.                                                       55,800               1,844,888
CarrAmerica Realty Corp.                                                     101,600               2,971,800
Developers Diversified Realty Corp.                                           50,000               1,984,375
Felcor Suite Hotels, Inc.                                                     60,700               2,124,500
Glimcher Realty Trust                                                         77,360               1,643,900
Kilroy Realty Corp.                                                           92,800               2,459,200
Spieker Properties, Inc.                                                      58,900               2,333,912
Starwood Lodging Trust                                                        63,200               3,171,850
                                                                                                ------------
                                                                                                  18,534,425
                                                                                                ------------
TELECOMMUNICATIONS -- 1.86%
AT&T Corp.                                                                    61,625               3,701,352
                                                                                                ------------
TOBACCO -- 0.86%
RJR Nabisco Holdings Corp.                                                    61,410               1,707,966
                                                                                                ------------
TRANSPORTATION -- 1.05%
CNF Transportation, Inc.                                                      54,000               2,085,750
                                                                                                ------------
TOTAL COMMON STOCKS
(cost $86,973,904)                                                                               110,736,595
                                                                                                ------------
PREFERRED STOCKS -- 2.87%
INDUSTRIAL AND COMMERCIAL SERVICES -- 2.87%
Cendant Corp., 7.75%                                                         138,700               5,712,706
                                                                                                ------------
TOTAL PREFERRED STOCKS
(cost $4,937,304)                                                                                  5,712,706
                                                                                                ------------
DOMESTIC CORPORATE BONDS -- 28.38%
AEROSPACE & DEFENSE -- 1.14%
Raytheon Co.
6.45%, Notes, 8/15/02                                                    $ 2,250,000               2,276,708
                                                                                                ------------
AIRLINES -- 2.01%
Continental Airlines, Inc.
7.82%, Pass-Thru Certificates, 4/15/15                                     3,700,221               4,002,344
                                                                                                ------------
BROADCASTING & MEDIA -- 1.89%
A.H. Belo Corp.
7.125%, Sr. Notes, 6/01/07                                                 3,600,000               3,766,932
                                                                                                ------------
CONSUMER STAPLES -- 1.84%
Avon Products, Inc.
6.55%, Notes, 8/01/07                                                      3,600,000               3,654,288
                                                                                                ------------

    NORTHSTAR INCOME & GROWTH FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                            Principal Amount                   Value
------------------------------------------------------------------------------------------------------------
ENERGY SERVICES -- 1.87%
Smith International, Inc.
7.00%, Sr. Notes, 9/15/07                                                $ 3,600,000            $  3,713,796
                                                                                                ------------
FINANCE & BANKING -- 10.65%
Bear Stearns Co., Inc.
6.75%, Notes, 12/15/07                                                     3,600,000               3,663,072
Chase Manhattan Corp.
7.25%, Subordinated Notes, 6/01/07                                         2,700,000               2,853,954
First Union Corp.
7.50%, Subordinated Notes, 7/15/06                                         3,600,000               3,854,232
Fleet Financial Group, Inc.
7.19%, Subordinated Notes, 10/02/12                                        3,600,000               3,681,144
General Motors Acceptance Corp.
6.125%, Notes, 1/22/08                                                     3,600,000               3,528,684
Penn Power & Light Capital Funding, Inc.
6.79%, Company Guarantee, 11/22/04                                         3,600,000               3,622,392
                                                                                                ------------
                                                                                                  21,203,478
                                                                                                ------------
PHARMACEUTICAL -- 0.93%
American Home Products
7.90%, Notes, 2/15/05                                                      1,700,000               1,854,088
                                                                                                ------------
RETAIL -- 1.62%
J.C. Penney Co., Inc.
7.60%, Notes, 4/01/07                                                      3,000,000               3,226,680
                                                                                                ------------
TECHNOLOGY -- 1.85%
International Business Machines Corp.
6.45%, Notes, 8/01/07                                                      3,600,000               3,679,812
                                                                                                ------------
TELECOMMUNICATIONS -- 1.47%
Worldcom, Inc.
7.75%, Sr. Notes, 4/01/07                                                  2,700,000               2,923,101
                                                                                                ------------
UTILITIES -- 3.11%
Enron Corp.
7.00%, Sr. Debentures, 8/15/23                                             3,600,000               3,440,700
IES Utilities, Inc.
6.625%, Debentures, 8/01/09                                                2,700,000               2,737,962
                                                                                                ------------
                                                                                                   6,178,662
                                                                                                ------------
TOTAL DOMESTIC CORPORATE BONDS
(cost $55,153,099)                                                                                56,479,889
                                                                                                ------------
U.S. GOVERNMENT AND AGENCIES -- 11.35%
Fannie Mae
7.00%, 7/17/07                                                             1,600,000               1,618,800
7.33%, 6/19/07                                                             3,600,000               3,671,820
Federal Home Loan Mortgage Corp.
7.05%, 12/03/07                                                            3,600,000               3,618,828
U.S. Treasury Notes
6.50%, 10/15/06                                                           13,150,000              13,667,874
                                                                                                ------------
TOTAL U.S. GOVERNMENT AND AGENCIES
(cost $21,962,841)                                                                                22,577,322
                                                                                                ------------

    NORTHSTAR INCOME & GROWTH FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                            Principal Amount                   Value
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.24%
(cost $169,027,148)                                                                             $195,506,512
REPURCHASE AGREEMENT -- 1.41%
Agreement with State Street Bank and Trust bearing interest at
5.24% dated 4/30/98, to be repurchased 5/01/98 in the amount of
$2,807,409 and collateralized by $2,760,000 U.S. Treasury Bonds,
6.25% due 2/15/07, value $2,860,500
(cost $2,807,000)                                                        $ 2,807,000               2,807,000
OTHER ASSETS LESS LIABILITIES -- 0.35%                                                               692,246
                                                                                                ------------
NET ASSETS -- 100.00%                                                                           $199,005,758
                                                                                                ------------
                                                                                                ------------

@@ Foreign Security
See accompanying notes to financial statements.
                                       22

THOMAS OLE DIAL

    NORTHSTAR
    HIGH TOTAL RETURN FUND II
THE MARKETS
           o Real growth in the U.S. economy accelerated in the six months ended April 30, 1998 from an annual rate of 3.1% to 4.2%. Despite this "surprisingly" strong growth, the annual rate of inflation fell from 2.1% to only 1.4% in the same period. This mix of rising growth and declining inflation appears to be based on productivity gains and competitive forces. Low inflation, strong growth and a flight to safety in response to problems in Asia caused U.S. bond yields to fall. Between 11/01/97 and 4/30/98, yields of 10- and 30-year Treasury bonds traded in about a 60 basis points (bps) range. Their yields ended the period at 5.67% and 5.95%, down 16 bps and 20 bps, respectively. The positive interest-rate environment, sustained growth, a recovery of confidence in financial markets after troubling Asian events and large cash inflows from investors helped boost the rate of return on high yield bonds and small cap stock prices in the six months ended 4/30/98.
           o Returns on high yield bonds from 11/01/97 to 4/30/98 were 5.68% compared to 3.58% for all domestic bonds. Despite the flight to quality that occurred in the first half of that period, in general, lower-rated bonds outperformed higher-rated bonds. It also paid to hold bonds with longer rather than shorter maturities.
           o Emerging market bonds rose 11.23% in this six-month period. Prompt IMF action, rapid reforms by borrowers and a restored sense that Asia would stabilize helped emerging market bonds continue to outperform.
THE FUND
           o From 11/01/97 to 4/30/98, the total return of the Fund's Class A, B, and C shares was 7.88%, 7.48%, and 7.49%, respectively; the Lipper average for high yield funds was 6.34%. The Fund's higher NAV and very strong new purchases (including exchanges from the High Total Return Fund) caused its net assets to rise 258% during the six-month period ended 4/30/98.
           o The Fund's performance in this period was well above average, despite the continuing receipt of very large amounts of cash to invest, due to its exposure to lower-rated bonds and selective new purchases.
           o The Fund's limited holdings of stocks or equity rights attached to bonds ("equity kickers") restrained the Fund's returns in the six-months ended 4/30/98. The continued positive investment environment will allow us to more aggressively buy equity positions in this Fund going forward.
CURRENT STRATEGY
           o Continue above-average exposure in non-cyclical industries and in bonds that have equity kickers. Focus on investments in undervalued bonds that have high yields and above-average potential for capital appreciation.
           o Although there is less market volatility now than recently, we continue to be very cautious about holding large emerging market positions and we will become more defensive if our economy's growth slows.
--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 4/30/98)
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
NAME                                           % FUND

    1     Packaged Ice, Inc.                    2.4%

    2     Windsor Petroleum Transport Corp.      1.7

    3     Diamond Holdings PLC                   1.6

    4     Aladdin Gaming Corp.                   1.5

    5     American Pacific Corp.                 1.5

    6     Bell Technology Group Ltd.             1.5

    7     Viatel, Inc.                           1.5

    8     Breed Technologies, Inc.               1.4

    9     IXC Communications                     1.4

   10     Silverleaf Resorts, Inc.               1.4
                                               ------
                                               15.9%
                                               ------
                                               ------

  TOP 5 SECTORS
  (by percentage of net assets)
                       ----------------
  Telecommunications   16.1%
                       --------
  Oil & Gas            7.1%
                       ------
  Cable Television     6.7%
                       ------
  Hotel & Gaming       5.9%
                       -----
  Consumer Services    5.0%
---------------------------------------------
TOTAL NET ASSETS $210,828,370
---------------------------------------------

SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
---------------------------------------------

            Inception     5 years     1 year
---------------------------------------------
Class A       15.32%         n/a       20.27%
---------------------------------------------
Class B       16.16%         n/a       20.48%
---------------------------------------------
Class C       19.23%         n/a       24.48%
---------------------------------------------
CUMULATIVE TOTAL RETURN
(do not reflect sales charge)
---------------------------------------------
            Inception     5 years     1 year
---------------------------------------------
Class A       25.47%         n/a       26.15%
---------------------------------------------
Class B       24.59%         n/a       25.48%
---------------------------------------------
Class C       24.59%         n/a       25.48%
---------------------------------------------

    NORTHSTAR HIGH TOTAL RETURN FUND II
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                  Principal Amount/Units                       Value
------------------------------------------------------------------------------------------------------------
DOMESTIC BONDS & NOTES -- 66.04%
AEROSPACE & DEFENSE -- 1.66%
Aviation Sales Co. #
8.125%, Sr. Subordinated Notes, 2/15/08                               $2,000,000                  $1,960,000
Compass Aerospace Corp. #
10.125%, Sr. Subordinated Notes, 4/15/05                               1,500,000                   1,537,500
Willcox & Gibbs, Inc.
12.25%, Company Guarantee, 12/15/03                                        4,000                       3,720
                                                                                                ------------
                                                                                                   3,501,220
                                                                                                ------------
AUTOMOTIVE MANUFACTURING -- 2.90%
Breed Technologies, Inc. #
9.25%, Sr. Subordinated Notes, 4/15/08                                 3,000,000                   3,045,000
Prestolite Electric, Inc. #
9.625%, Sr. Notes, 2/01/08                                             2,000,000                   2,060,000
Walbro Corp. #
10.125%, Sr. Notes, 12/15/07                                           1,000,000                   1,012,500
                                                                                                ------------
                                                                                                   6,117,500
                                                                                                ------------
BROADCASTING -- 4.52%
Advanstar Communications # ++
9.25%, Sr. Subordinated Notes, 5/01/08                                 2,000,000                   2,007,500
Brill Media Company LLC $ (1)
7.50%, Units, 12/15/07                                                     3,000                   2,865,000
Lin Television Corp. #
8.375%, Sr. Subordinated Notes, 3/01/08                                2,500,000                   2,500,000
Unisite, Inc. $ (2)
13.00%, Units, 12/15/04                                                    2,064                   2,163,278
                                                                                                ------------
                                                                                                   9,535,778
                                                                                                ------------
CABLE TELEVISION -- 2.82%
Century Communications Corp. #
0%, Sr. Discount Notes, 1/15/08                                        1,800,000                     796,500
EchoStar Satellite Broadcasting Corp. $
13.125%, Sr. Secured Discount Notes, 3/15/04                           1,007,000                     921,405
Heartland Wireless Communications, Inc. *@
14.00%, Sr. Notes, 10/15/04                                                4,000                       1,220
Medicom LLC #
8.50%, Sr. Notes, 4/15/08                                              2,500,000                   2,481,250
UIH Australia/Pacific, Inc. $
14.00%, Sr. Discounted Notes, 5/15/06                                  2,500,000                   1,646,875
Wireless One, Inc.
13.00%, Sr. Notes, 10/15/03                                              500,000                     102,500
                                                                                                ------------
                                                                                                   5,949,750
                                                                                                ------------
CAPITAL GOODS MANUFACTURING -- 1.84%
Graham Packaging Holdings Co. # $
10.75%, Sr. Discount Notes, 1/15/09                                    3,000,000                   1,860,000
Indesco International, Inc. #
9.75%, Sr. Subordinated Notes, 4/15/08                                 2,000,000                   2,010,000
                                                                                                ------------
                                                                                                   3,870,000
                                                                                                ------------

    NORTHSTAR HIGH TOTAL RETURN FUND II
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

 Security                                                       Principal Amount                       Value
------------------------------------------------------------------------------------------------------------
CHEMICALS -- 3.29%
American Pacific Corp. #
9.25%, Sr. Notes, 3/01/05                                             $3,000,000                  $3,120,000
Hydrochem Industrial Services, Inc.
10.375%, Company Guarantee, 8/01/07                                      300,000                     311,625
Simcala, Inc. #
9.625%, Sr. Notes, 4/15/06                                             1,500,000                   1,513,125
Sterling Chemicals, Inc.
11.25%, Sr. Subordinated Notes, 4/01/07                                2,000,000                   1,985,000
                                                                                                ------------
                                                                                                   6,929,750
                                                                                                ------------
COMPUTER/ELECTRONICS -- 0.74%
Details, Inc.
10.00%, Sr. Subordinated Notes, 11/15/05                               1,000,000                   1,030,000
Electronic Retailing Systems International, Inc. $
13.125%, Sr. Discount Notes, 2/01/04                                   1,000,000                     525,000
                                                                                                ------------
                                                                                                   1,555,000
                                                                                                ------------
CONSUMER PRODUCTS -- 4.99%
Amscan Holdings, Inc.
9.875%, Sr. Subordinated Notes, 12/15/07                               2,000,000                   2,130,000
Decora Industries, Inc. #
11.00%, Secured Notes, 5/01/05                                         2,000,000                   1,962,500
Packaged Ice, Inc. #
9.75%, Sr. Notes, 2/01/05                                              5,000,000                   5,075,000
Syratech Corp.
11.00%, Sr. Notes, 4/15/07                                             1,500,000                   1,342,500
                                                                                                ------------
                                                                                                  10,510,000
                                                                                                ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.01%
Resource America, Inc.
12.00%, Sr. Notes, 8/01/04                                             1,500,000                   1,601,250
Societe General Real Estate Co. LLC # (3)
7.64%, Notes, 12/29/49                                                 2,700,000                   2,639,250
                                                                                                ------------
                                                                                                   4,240,500
                                                                                                ------------
ENERGY -- 1.18%
Michael Petroleum Corp. #
11.50%, Sr. Notes, 4/01/05                                             2,500,000                   2,487,500
                                                                                                ------------
ENTERTAINMENT/FILM -- 1.91%
Ascent Entertainment Group, Inc.
11.875%, Sr. Discount Notes, 12/15/04                                  4,000,000                   2,540,000
Production Resource LLC #
11.50%, Sr. Subordinated Notes, 1/15/08                                1,500,000                   1,492,500
                                                                                                ------------
                                                                                                   4,032,500
                                                                                                ------------
FOOD/BEVERAGE/TOBACCO -- 0.65%
Standard Commercial Corp.
8.875%, Company Guarantee, 8/01/05                                       350,000                     355,250
Tom's Foods, Inc.
10.50%, Sr. Notes, 11/01/04                                            1,000,000                   1,010,000
                                                                                                ------------
                                                                                                   1,365,250
                                                                                                ------------

    NORTHSTAR HIGH TOTAL RETURN FUND II
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                  Principal Amount/Units                       Value
------------------------------------------------------------------------------------------------------------
HEALTHCARE -- 1.63%
Kinetic Concepts, Inc. #
9.625%, Sr. Subordinated Notes, 11/01/07                              $1,000,000                  $1,025,000
Packard Bioscience, Inc.
9.375%, Sr. Subordinated Notes, 3/01/07                                2,500,000                   2,418,750
                                                                                                ------------
                                                                                                   3,443,750
                                                                                                ------------
HOTEL & GAMING -- 5.90%
Aladdin Gaming Corp. $ (4)
13.50%, Units, 3/01/10                                                     6,000                   3,075,000
Ameristar Casinos, Inc.
8.00%, Sr. Secured Notes, 1/02/04                                      2,000,000                   1,840,000
Ameristar Casinos, Inc.
10.50%, Company Guarantee, 8/01/04                                       750,000                     800,625
Hard Rock Hotel, Inc. #
9.25%, Sr. Subordinated Notes, 4/01/05                                 2,000,000                   2,050,000
Lady Luck Gaming Finance Corp.
11.875%, 1st Mortgage Notes, 3/01/01                                   2,500,000                   2,606,250
Venetian Casino Resort LLC #
12.25%, Mortgage Backed Notes, 11/15/04                                2,000,000                   2,075,000
                                                                                                ------------
                                                                                                  12,446,875
                                                                                                ------------
INSURANCE -- 0.75%
Superior National Insurance Group, Inc.
10.75%, Company Guarantee, 12/01/17                                       15,000                   1,590,000
                                                                                                ------------
LEISURE -- 2.22%
Cobblestone Holdings, Inc.
0%, Sr. Notes, 6/01/04                                                 1,250,000                     635,938
Silverleaf Resorts, Inc.
10.50%, Sr. Subordinated Notes, 4/01/08                                3,000,000                   3,015,000
Source Media, Inc. #
12.00%, Sr. Notes, 11/01/04                                            1,000,000                   1,035,000
                                                                                                ------------
                                                                                                   4,685,938
                                                                                                ------------
MANUFACTURING -- 0.73%
Numatics, Inc. #
9.625%, Sr. Subordinated Notes, 4/01/08                                1,500,000                   1,528,125
                                                                                                ------------
OIL & GAS -- 5.80%
Dailey International, Inc. #
9.50%, Sr. Notes, 2/15/08                                              2,200,000                   2,222,000
Forman Petroleum Corp.
13.50%, Company Guarantee, 6/01/04                                     2,000,000                   2,050,000
Transamerican Energy Corp.
11.50%, Sr. Secured Notes, 6/15/02                                     2,000,000                   1,980,000
Transamerican Energy Corp. $
13.00%, Sr. Secured Discount Notes, 6/15/02                            1,500,000                   1,275,000
Transamerican Refining Corp. (5)
16.00%, Units, 6/30/03                                                     1,000                   1,080,000
Windsor Petroleum Transport Corp. #
7.84%, Notes, 1/15/21                                                  4,000,000                   3,620,000
                                                                                                ------------
                                                                                                  12,227,000
                                                                                                ------------

                                       26

    NORTHSTAR HIGH TOTAL RETURN FUND II
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                  Principal Amount/Units                       Value
------------------------------------------------------------------------------------------------------------
PUBLISHING/PRINTING -- 1.22%
Garden State Newspapers, Inc.
8.75%, Sr. Subordinated Notes, 10/01/09                               $2,500,000                  $2,575,000
                                                                                                ------------
SERVICES -- 4.35%
Bell Technology Group Ltd. # (6)
13.00%, Units, 5/01/05                                                     3,000                   3,075,000
Comforce Corp. & (7)
15.00%, Units, 12/01/09                                                    2,500                   2,750,000
Mentus Media Corp. & # (8)
12.00%, Units, 2/01/03                                                     1,500                   1,533,750
NBC Acquisition Corp. # $
10.75%, Debentures, 2/15/09                                            3,000,000                   1,815,000
Sabreliner Corp.
12.50%, Sr. Notes, 4/15/03                                                 4,000                       4,240
                                                                                                ------------
                                                                                                   9,177,990
                                                                                                ------------
SHIPPING -- 1.19%
Ultrapetrol Bahamas Ltd. #
10.50%, 1st Mortgage Notes, 4/01/08                                    2,500,000                   2,512,500
                                                                                                ------------
SPECIALTY RETAILING -- 1.92%
Pamida, Inc.
11.75%, Sr. Subordinated Notes, 3/15/03                                1,000,000                   1,035,000
Phillips Van-Heusen Corp. #
9.50%, Sr. Subordinated Notes, 5/01/08                                 3,000,000                   3,003,750
                                                                                                ------------
                                                                                                   4,038,750
                                                                                                ------------
STEEL -- 0.89%
Geneva Steel Co.
9.50%, Sr. Notes, 1/15/04                                              2,000,000                   1,880,000
                                                                                                ------------
TELECOMMUNICATIONS -- 10.15%
Hyperion Telecommunications, Inc.
12.25%, Sr. Notes, 9/01/04                                             1,000,000                   1,115,000
International Wireless Commerce
0%, Sr. Discount Notes, 8/15/01                                        1,500,000                     547,500
Iridium Capital Corp.
13.00%, Sr. Notes, 7/15/05                                             2,000,000                   2,200,000
ITC Deltacom, Inc.
11.00%, Sr. Notes, 6/01/07                                                 3,000                       3,435
IXC Communications, Inc. #
9.00%, Sr. Subordinated Notes, 4/15/08                                 3,000,000                   3,022,500
Level 3 Communications, Inc. #
9.125%, Sr. Notes, 5/01/08                                             3,000,000                   2,977,500
Nextlink Communications, Inc. # $
9.45%, Sr. Discount Notes, 4/15/08                                     3,500,000                   2,222,500
RCN Corp.
10.00%, Sr. Notes, 10/15/07                                            1,000,000                   1,065,000
RCN Corp. # $
9.80%, Sr. Discount Notes, 2/15/08                                     2,500,000                   1,581,250
TCI Satellite Entertainment, Inc. # $
12.25%, Sr. Discount Notes, 2/15/07                                    2,000,000                   1,420,000
Transtel Pass-Thru Trust SA #
12.50%, Pass-Thru Trust Certificate, 11/01/07                          1,500,000                   1,477,500

    NORTHSTAR HIGH TOTAL RETURN FUND II
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                  Principal Amount/Units                       Value
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- CONTINUED
Viatel, Inc. (9) #
11.25%, Units, 4/15/08                                               $     3,000                  $3,195,000
Winstar Equipment II Corp.
12.50%, Company Guarantee, 3/15/04                                       500,000                     563,750
                                                                                                ------------
                                                                                                  21,390,935
                                                                                                ------------
UTILITIES -- 0.78%
Panda Funding Corp.
11.625%, Notes, 8/20/12                                                1,496,933                   1,639,141
                                                                                                ------------
TOTAL DOMESTIC BONDS & NOTES
(cost $137,669,454)                                                                              139,230,752
                                                                                                ------------
FOREIGN BONDS & NOTES -- 19.17%
CABLE TELEVISION -- 3.35%
Diamond Holdings PLC
10.00%, Company Guarantee, 2/01/08                                     2,000,000                   3,437,398
Pratama Datakom Asia BV #
12.75%, Company Guarantee, 7/15/05                                     2,000,000                     950,000
Star Choice Communications, Inc. (10)
13.00%, Units, 12/15/05                                                    2,500                   2,681,250
                                                                                                ------------
                                                                                                   7,068,648
                                                                                                ------------
FOOD/BEVERAGE/TOBACCO -- 0.93%
Grupo Azucarero Mexico SA #
11.50%, Sr. Notes, 1/15/05                                             2,000,000                   1,950,000
                                                                                                ------------
METALS & MINING -- 1.91%
Great Central Mines Ltd. #
8.875%, Sr. Notes, 4/01/08                                             3,000,000                   3,011,250
Murrin Murrin Holdings Property Ltd. #
9.375%, Sr. Notes, 8/31/07                                             1,000,000                   1,005,000
                                                                                                ------------
                                                                                                   4,016,250
                                                                                                ------------
OIL & GAS -- 1.31%
Hurricane Hydrocarbons #
11.75%, Sr. Notes, 11/01/04                                            2,750,000                   2,753,437
                                                                                                ------------
PAPER -- 0.76%
Ainsworth Lumber &
12.50%, Sr. Secured Notes, 7/15/07                                     1,500,000                   1,608,750
                                                                                                ------------
SERVICES -- 1.26%
Autopistas Del Sol SA #
10.25%, Sr. Notes, 8/01/09                                               500,000                     491,250
Guangzhou Shenzhen Superhighway Holdings
10.25%, Sr. Notes, 8/15/07                                               500,000                     392,500
Localiza Rent A Car #
10.25%, Notes, 10/01/05                                                2,000,000                   1,770,000
                                                                                                ------------
                                                                                                   2,653,750
                                                                                                ------------
SHIPPING -- 3.22%
Alpha Shipping PLC #
9.50%, Sr. Notes, 2/15/08                                              3,000,000                   2,895,000
Equimar Shipholdings Ltd.
9.875%, Company Guarantee, 7/01/07                                     2,700,000                   2,551,500

    NORTHSTAR HIGH TOTAL RETURN FUND II
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                           Principal Amount/Units/Shares                       Value
------------------------------------------------------------------------------------------------------------
SHIPPING -- CONTINUED
Navigator Gas Transport # (11)
12.00%, Units, 6/30/07                                                       300                    $342,000
Pegasus Shipping Hellas Ltd. #
11.875%, Company Guarantee, 11/15/04                                  $1,000,000                   1,010,000
                                                                                                ------------
                                                                                                   6,798,500
                                                                                                ------------
TELECOMMUNICATIONS -- 5.42%
Esprit Telecom Group PLC
11.50%, Sr. Notes, 12/15/07                                            2,000,000                   2,190,000
Microcell Telecommunications, Inc. $
11.125%, Sr. Discount Notes, 10/15/07                                  1,400,000                     640,057
Millicom International Cellular SA $
13.50%, Sr. Discounted Notes, 6/01/06                                  3,000,000                   2,362,500
Occidente Y Caribe Celular SA $
14.00%, Sr. Discount Notes, 3/15/04                                        7,000                       6,055
Paging Network Do Brasil SA
13.50%, Sr. Notes, 6/06/05                                             1,000,000                   1,002,500
Poland Telecom Finance # (12)
14.00%, Units, 12/01/07                                                    2,000                   2,235,000
RSL Communications PLC $
10.125%, Sr. Discount Notes, 3/15/08                                   8,900,000                   3,000,474
                                                                                                ------------
                                                                                                  11,436,586
                                                                                                ------------
UTILITIES -- 1.01%
CE Casecnan Water & Energy Co.
11.95%, Sr. Secured Notes, 11/15/10                                    2,000,000                   2,135,000
                                                                                                ------------
TOTAL FOREIGN BONDS & NOTES
(cost $39,676,524)                                                                                40,420,921
                                                                                                ------------
CONVERTIBLE BONDS -- 0.61%
AEROSPACE & DEFENSE -- 0.00%
Simula, Inc.
8.00%, Sr. Subordinated Notes, 5/01/04                                     4,000                       4,580
                                                                                                ------------
FOOD/BEVERAGE/TOBACCO -- 0.61%
International Fast Food Corp. &
11.00%, Sr. Subordinated Notes, 10/31/07                               1,750,000                   1,273,125
                                                                                                ------------
TOTAL CONVERTIBLE BONDS
(cost $1,342,522)                                                                                  1,277,705
                                                                                                ------------
COMMON STOCKS -- 0.00%
TELECOMMUNICATIONS -- 0.00%
Jordan Telecommunications Products, Inc.                                     250                       6,625
Paging Do Brazil Holdings Co. LLC @                                        1,000                           0
                                                                                                ------------
TOTAL COMMON STOCKS
(cost $0)                                                                                              6,625
                                                                                                ------------
PREFERRED STOCKS -- 4.66%
CABLE TELEVISION -- 0.57%
Echostar Communications Corp., 12.125% &                                  10,600                   1,200,450
                                                                                                ------------
FOOD/BEVERAGE/TOBACCO -- 0.73%
North Atlantic Trading, Inc., 12.00% &                                    58,349                   1,546,249
                                                                                                ------------

    NORTHSTAR HIGH TOTAL RETURN FUND II
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                Shares/Prinicipal Amount                       Value
------------------------------------------------------------------------------------------------------------
SUPERMARKETS -- 1.23%
Nebco Evans Holding Co., 11.25% & #                                       25,000                $  2,587,500
                                                                                                ------------
TELECOMMUNICATIONS -- 0.53%
Hyperion Telecommunications, Inc., 12.875% &                               7,470                     855,315
Jordan Telecommunication Products, Inc., 13.25% &                          2,500                     265,000
                                                                                                ------------
                                                                                                   1,120,315
                                                                                                ------------
TEXTILE/APPAREL -- 1.09%
Anvil Holdings, Inc., 13.00% &                                            93,260                   2,296,527
                                                                                                ------------
UTILITIES -- 0.51%
International Utility Structures, Inc., 13.00% & #                        10,000                   1,075,000
                                                                                                ------------
TOTAL PREFERRED STOCKS
(cost $9,379,379)                                                                                  9,826,041
                                                                                                ------------
WARRANTS -- 0.17%
COMPUTER/ELECTRONICS -- 0.01%
Electronic Retailing Systems International, Inc.,
(expires 2/01/04)                                                          1,000                      20,000
                                                                                                ------------
CONSUMER PRODUCTS -- 0.05%
Packaged Ice, Inc., (expires 4/15/04)                                      1,005                     100,500
                                                                                                ------------
FOOD/BEVERAGE/TOBACCO -- 0.03%
North Atlantic Trading, Inc., (expires 6/15/07)                              550                      55,000
                                                                                                ------------
HEALTHCARE -- 0.07%
Intracel Corp., (expires 4/17/03)                                         49,066                     159,465
                                                                                                ------------
OIL & GAS -- 0.01%
Forman Petroleum Corp., (expires 6/01/04)                                  2,000                      20,000
                                                                                                ------------
TELECOMMUNICATIONS -- 0.00%
Globalstar Telecommunications Ltd., (expires 2/15/04)                          5                         726
International Wireless Communications Holdings, Inc.
#, (expires 8/15/01)                                                       1,500                          15
Iridium World Communications, Inc., (expires 7/25/05)                         25                       5,875
Occidente Y Caribe Celular SA, (expires 3/15/04)                              28                           0
UNIFI Communications, Inc. #, (expires 2003)                                 505                           0
                                                                                                ------------
                                                                                                       6,616
                                                                                                ------------
TOTAL WARRANTS
(cost $296,872)                                                                                      361,581
                                                                                                ------------
TOTAL INVESTMENT SECURITIES -- 90.65%
(cost $188,364,751)                                                                              191,123,625
                                                                                                ------------
REPURCHASE AGREEMENT -- 1.16%
Agreement with State Street Bank and Trust bearing
interest at 5.24% dated 4/30/98, to be repurchased
5/01/98 in the amount of $2,444,356 and collateralized
by $1,875,000 U.S. Treasury Bonds, 8.875% due 8/15/17,
value $2,496,126
(cost $2,444,000)                                                     $2,444,000                   2,444,000
OTHER ASSETS LESS LIABILITIES -- 8.19%                                                            17,260,745
                                                                                                ------------
NET ASSETS -- 100.00%                                                                           $210,828,370
                                                                                                ------------
                                                                                                ------------

    NORTHSTAR HIGH TOTAL RETURN FUND II
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

   # Sales restricted to qualified institutional investors.
 ++ Private Placement.
   $ Step bond.
   * Defaulted security.
   & Payment-in-kind security.
  @ Non-income producing security.

  1) A unit consists of $1,000 par value Sr. Notes, 7.50% due 12/15/07, and Appreciation Notes.
  2) A unit consists of $1,000 par value Subordinated Accrual Notes, 13.00% due 12/15/04, and 0.4858 warrants.
  3) Variable rate security. Rate as of April 30, 1998.
  4) A unit consists of $1,000 par value Sr. Discount Notes, 13.50% due 3/01/10, and 10 warrants.
  5) A unit consists of $1,000 par value Sr. Subordinated Notes, 16.00% due 6/30/03, and 1 warrant.
  6) A unit consists of $1,000 par value Sr. Notes, 13.00% due 5/01/05, and 1 warrant.
  7) A unit consists of $1,000 par value Sr. Secured Debentures 15.00%, due 12/01/09, and 8.45 warrants.
  8) A unit consists of $1,000 par value Sr. Secured Notes 12.00%, due 2/01/03, and 2.78311 warrants.
  9) A unit consists of $1,000 par value Sr. Notes 11.25%, due 4/14/08, and
     0.483 preferred shares.
 10) A unit consists of $1,000 par value Sr. Secured Notes 13.00%, due 12/15/05, and 23.16 warrants.
 11) A unit consists of $1,000 par value Notes 12.00%, due 6/30/07, and 7.66 warrants.
 12) A unit consists of $1,000 par value Sr. Notes 14.00%, due 12/01/07, and 1 warrant.

See accompanying notes to financial statements.

    NORTHSTAR
    HIGH TOTAL RETURN FUND
                                                                 THOMAS OLE DIAL
THE MARKETS
           o Real growth in the U.S. economy accelerated in the six months ended April 30, 1998 from an annual rate of 3.1% to 4.2%. Despite this "surprisingly" strong growth, the annual rate of inflation fell from 2.1% to only 1.4% in the same period. This mix of rising growth and declining inflation appears to be based on productivity gains and competitive forces. Low inflation, strong growth and a flight to safety in response to problems in Asia caused U.S. bond yields to fall. Between 11/01/97 and 4/03/98, yields of 10- and 30-year Treasury bonds traded in about a 60 basis points (bps) range. Their yields ended the period at 5.67% and 5.95%, down
             16 bps and 20 bps, respectively. The positive interest-rate environment, sustained growth, a recovery of confidence in financial markets after troubling Asian events and large cash inflows from investors helped boost the rate of return on high yield bonds and small cap stock prices in the six months ended 4/30/98.
           o Returns on high yield bonds from 11/01/97 to 4/30/98 were 5.68% compared to 3.58% for all domestic bonds. Despite the flight to quality that occurred in the first half of that period, in general, lower-rated bonds outperformed higher-rated bonds. It also paid to hold bonds with longer rather than shorter maturities.
           o Emerging market bonds rose 11.23% in this six-month period. Prompt IMF action, rapid reforms by borrowers and a restored sense that Asia would stabilize helped emerging market bonds continue to outperform.
THE FUND
           o From 11/01/97 to 4/30/98, the total return of the Fund's Class A, B, and C shares were 3.86%, 3.49%, and 3.49%, respectively; the Lipper average for high yield funds was 6.34%. The Fund's NAV increased, but redemptions and exchanges into High Total Return Fund II caused its net assets to fall 3.4% during the six-month period ended 4/30/98.
           o The Fund's returns from November through January were impacted by substantial price declines in several previously profitable investments in Indonesian and telecommunication bonds. Improvements in other existing positions and astute new purchases enabled the Fund's returns to improve substantially from February through April 1998. That turnaround was aided by rising stock prices, which directly boosted the values of the Fund's equity positions and improved many issuers' credit fundamentals.
           o Many of the stocks and equity rights attached to bonds ("equity kickers") held by the Fund rose in value significantly during this period and are poised to make more contributions as their issuers keep growing.
CURRENT STRATEGY
           o Continue above-average exposure in non-cyclical industries and in bonds that have equity kickers. Focus on investments in undervalued bonds that have high yields and above-average potential for capital appreciation.
           o Given the significant reduction in market volatility and the reversal in the flight to quality related to Asia, we will be less defensive than we recently were. However, we remain ready to raise cash if our economy slows.
--------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 4/30/98)      TOTAL NET ASSETS $859,978,713
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
NAME                                       % FUND
    1     Packaged Ice, Inc.                2.0%

    2     Ainsworth Lumber Ltd.             1.9

    3     Iridium Capital Corp.             1.9

    4     North American Trading, Inc.      1.9

    5     Source Media, Inc.                1.9

    6     Anacomp, Inc.                     1.8

    7     Occidente Y Caribe Celular SA     1.8

    8     Panda Global Energy Co.           1.8

    9     Capstar Broadcasting Partners     1.7
          EchoStar Satellite
   10     Broadcasting Corp.                1.6
                                           ------
                                           18.3%
                                           ------
                                           ------

  TOP 5 SECTORS
  (by percentage of net assets)
                         ---------------
  Telecommunications     19.0%
                         ------
  Services               8.2%
                         ------
  Broadcasting           8.2%
  Food, Beverage,        -----
  Tobacco                7.5%
                         ----
  Cable Television       6.6%

SEC AVERAGE ANNUAL RATES OF RETURN
(at maximum applicable sales charge)
---------------------------------------------

            Inception     5 years      1 year
---------------------------------------------
Class A        9.01%          n/a      11.68%
---------------------------------------------
Class B        8.19%          n/a      11.38%
---------------------------------------------
Class C        9.32%          n/a      15.35%
---------------------------------------------
CUMULATIVE TOTAL RETURN
(do not reflect sales charge)
---------------------------------------------
            Inception     5 years     1 year
---------------------------------------------
Class A       54.54%          n/a      17.21%
---------------------------------------------
Class B       41.24%          n/a      16.38%
---------------------------------------------
Class C       44.25%          n/a      16.35%
---------------------------------------------

                                       32

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                  Principal Amount/Units                       Value
------------------------------------------------------------------------------------------------------------
DOMESTIC BONDS & NOTES -- 53.96%
AEROSPACE & DEFENSE -- 1.09%
Willcox & Gibbs, Inc.
12.25%, Company Guarantee, 12/15/03                                  $10,096,000                $  9,389,280
                                                                                                ------------
BROADCASTING -- 2.88%
Advanstar Communications, Inc. # ++
9.25%, Sr. Subordinated Notes, 5/01/08                                 2,000,000                   2,007,500
Brill Media Co. LLC $ (1)
7.50%, Units, 12/15/07                                                     9,800                   9,359,000
Unisite, Inc. $ (2)
13.00%, Units, 12/15/04                                                   12,798                  13,413,584
                                                                                                ------------
                                                                                                  24,780,084
                                                                                                ------------
CABLE TELEVISION -- 3.98%
21st Century Telecom Group, Inc. $ #
12.25%, Sr. Discount Notes, 2/15/08                                   13,500,000                   7,695,000
CAI Wireless Systems, Inc.
12.25%, Sr. Discount Notes, 9/15/02                                    7,500,000                   1,537,500
CS Wireless Systems, Inc. $
11.375%, Sr. Discount Notes, 3/01/06                                  12,000,000                   2,460,000
EchoStar Satellite Broadcasting Corp. $
13.125%, Sr. Secured Discount Notes, 3/15/04                          14,993,000                  13,718,595
Heartland Wireless Communications, Inc. * @
13.00%, Sr. Notes, 4/15/03                                            12,800,000                   3,264,000
Heartland Wireless Communications, Inc. * @
14.00%, Sr. Notes, 10/15/04                                            7,000,000                   2,135,000
UIH Australia/Pacific, Inc. $
14.00%, Sr. Discounted Notes, 5/15/06                                  2,500,000                   1,646,875
Wireless One, Inc.
13.00%, Sr. Notes, 10/15/03                                            8,500,000                   1,742,500
                                                                                                ------------
                                                                                                  34,199,470
                                                                                                ------------
CAPITAL GOODS MANUFACTURING -- 0.92%
Alvey Systems, Inc.
11.375%, Sr. Subordinated Notes, 1/31/03                               7,350,000                   7,882,875
                                                                                                ------------
COMPUTER/ELECTRONICS -- 1.57%
Electronic Retailing Systems International, Inc. $
13.25%, Sr. Discount Notes, 2/01/04                                   25,750,000                  13,518,750
                                                                                                ------------
CONSUMER PRODUCTS -- 3.72%
Decora Industries, Inc. #
11.00%, Secured Notes, 5/01/05                                         4,000,000                   3,925,000
Packaged Ice, Inc. #
9.75%, Sr. Notes, 2/01/05                                             17,200,000                  17,458,000
Syratech Corp.
11.00%, Sr. Notes, 4/15/07                                            11,850,000                  10,605,750
                                                                                                ------------
                                                                                                  31,988,750
                                                                                                ------------
CONTAINERS AND PACKAGING -- 0.98%
Packaging Resources, Inc. #
13.00%, Sr. Notes, 6/30/03                                             8,829,163                   8,431,850
                                                                                                ------------

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                  Principal Amount/Units                       Value
------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.68%
Central Rents, Inc.
12.875%, Sr. Notes, 12/15/03                                         $10,550,000                 $10,761,000
Resource America, Inc.
12.00%, Sr. Notes, 8/01/04                                            11,500,000                  12,276,250
                                                                                                ------------
                                                                                                  23,037,250
                                                                                                ------------
ENTERTAINMENT/FILM -- 0.98%
Production Resource LLC #
11.50%, Sr. Subordinated Notes, 1/15/08                                8,500,000                   8,457,500
                                                                                                ------------
FOOD/BEVERAGE/TOBACCO -- 2.69%
American Restaurant Group, Inc. #
11.50%, Sr. Notes, 2/15/03                                             3,900,000                   4,017,000
Colorado Prime Corp.
12.50%, Company Guarantee, 5/01/04                                     5,000,000                   5,025,000
North Atlantic Trading, Inc.
11.00%, Sr. Notes, 6/15/04                                             3,100,000                   3,169,750
RAB Enterprises, Inc. #
10.50%, Sr. Notes, 5/01/05                                             3,000,000                   3,022,500
Tom's Foods, Inc.
10.50%, Sr. Notes, 11/01/04                                            7,800,000                   7,878,000
                                                                                                ------------
                                                                                                  23,112,250
                                                                                                ------------
HEALTHCARE -- 1.48%
Intracel Corp. ++
11.00%, Sr. Notes, 12/31/00                                            7,404,253                   6,460,211
Unilab Corp.
11.00%, Sr. Notes, 4/01/06                                             3,000,000                   3,210,000
Universal Hospital Services, Inc. #
10.25%, Sr. Notes, 3/01/08                                             3,000,000                   3,090,000
                                                                                                ------------
                                                                                                  12,760,211
                                                                                                ------------
HOTEL & GAMING -- 3.76%
Aladdin Gaming Corp. $ (3)
13.50%, Units, 3/01/10                                                    10,750                   5,509,375
Ameristar Casinos, Inc.
8.00%, Sr. Secured Notes, 1/02/04                                     11,650,000                  10,718,000
Lady Luck Gaming Finance Corp.
11.875%, 1st Mortgage Notes, 3/01/01                                   2,500,000                   2,606,250
Venetian Casino Resort LLC #
12.25%, Mortgage Notes, 11/15/04                                      13,000,000                  13,487,500
                                                                                                ------------
                                                                                                  32,321,125
                                                                                                ------------
INSURANCE -- 0.72%
Americo Life, Inc.
9.25%, Sr. Subordinated Notes, 6/01/05                                 6,000,000                   6,210,000
                                                                                                ------------
LEISURE -- 2.69%
Cobblestone Holdings, Inc.
0%, Sr. Notes, 6/01/04                                                 6,500,000                   3,306,875
Silverleaf Resorts, Inc.
10.50%, Sr. Subordinated Notes, 4/01/08                                7,000,000                   7,035,000

                                       34

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                  Principal Amount/Units                       Value
------------------------------------------------------------------------------------------------------------
LEISURE -- CONTINUED
Source Media, Inc. #
12.00%, Sr. Notes, 11/01/04                                          $ 7,500,000                  $7,762,500
United States Interactive LLC
12.00%, Sr. Secured Notes, 4/17/05                                     5,000,000                   5,025,000
                                                                                                ------------
                                                                                                  23,129,375
                                                                                                ------------
MANUFACTURING -- 0.83%
Jordan Industries, Inc. $
11.75%, Sr. Subordinated Debentures, 4/01/09                          10,865,000                   7,170,900
                                                                                                ------------
OIL & GAS -- 2.40%
Dailey International, Inc. #
9.50%, Sr. Notes, 2/15/08                                              3,000,000                   3,030,000
Forman Petroleum Corp.
13.50%, Company Guarantee, 6/01/04                                     5,000,000                   5,125,000
Transamerican Energy Corp. $
13.00%, Sr. Secured Discount Notes, 6/15/02                            5,500,000                   4,675,000
Transamerican Refining Corp. (4)
16.00%, Units, 6/30/03                                                     1,750                   1,890,000
Windsor Petroleum Transport Corp. #
7.84%, Notes, 1/15/21                                                  6,500,000                   5,882,500
                                                                                                ------------
                                                                                                  20,602,500
                                                                                                ------------
PUBLISHING/PRINTING -- 0.78%
Garden State Newspapers, Inc.
8.75%, Sr. Subordinated Notes, 10/01/09                                6,500,000                   6,695,000
                                                                                                ------------
SERVICES -- 6.86%
Anacomp, Inc.
10.875%, Sr. Subordinated Notes, 4/01/04                              14,250,000                  15,318,750
Bell Technology Group Ltd. # (5)
13.00%, Units, 5/01/05                                                     6,000                   6,150,000
Comforce Corp. & (6)
15.00%, Units, 12/01/09                                                    8,500                   9,350,000
ICF Kaiser International, Inc. $
13.00%, Sr. Subordinated Notes, 12/31/03                               9,154,000                   9,657,470
Mentus Media Corp. & # (7)
12.00%, Units, 2/01/03                                                     7,000                   7,157,500
Sabreliner Corp.
12.50%, Sr. Notes, 4/15/03                                             2,000,000                   2,120,000
Verio, Inc. # (8)
13.50%, Units, 6/15/04                                                     6,900                   9,246,000
                                                                                                ------------
                                                                                                  58,999,720
                                                                                                ------------
SHIPPING -- 0.61%
Ultrapetrol Bahamas Ltd. #
10.50%, 1st Mortgage Notes, 4/01/08                                    5,200,000                   5,226,000
                                                                                                ------------
SPECIALTY RETAILING -- 0.65%
Pamida, Inc.
11.75%, Sr. Subordinated Notes, 3/15/03                                5,400,000                   5,589,000
                                                                                                ------------
STEEL -- 0.66%
Geneva Steel Co.
9.50%, Sr. Notes, 1/15/04                                              6,000,000                   5,640,000
                                                                                                ------------

                                       35

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                  Principal Amount/Units                       Value
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 9.55%
Advanced Radio Telecom Corp.
14.00%, Sr. Notes, 2/15/07                                           $ 9,000,000                  $9,945,000
Cellnet Data Systems, Inc. $
14.00%, Sr. Discount Notes, 10/01/07                                  10,000,000                   5,625,000
ICG Holdings, Inc. $
13.50%, Sr. Discount Notes, 9/15/05                                    7,000,000                   6,037,500
International Wireless Commerce
0%, Sr. Discount Notes, 8/15/01                                        8,500,000                   3,102,500
Iridium Capital Corp.
13.00%, Sr. Notes, 7/15/05                                            14,500,000                  15,950,000
Level 3 Communications, Inc. #
9.125%, Sr. Notes, 5/01/08                                             3,500,000                   3,473,750
McCaw International Ltd.
0%, Sr. Discount Notes, 4/15/07                                        9,500,000                   6,507,500
RCN Corp.
10.00%, Sr. Notes, 10/15/07                                            1,000,000                   1,065,000
RCN Corp. # $
9.80%, Sr. Discount Notes, 2/15/08                                     8,100,000                   5,123,250
RCN Corp. $
11.125%, Sr. Discount Notes, 10/15/07                                 12,500,000                   8,406,250
SA Telecommunications, Inc. * @
10.00%, Sr. Debentures, 8/15/06                                        3,800,000                     760,000
Transtel Pass-Thru Trust SA #
12.50%, Pass-Thru Trust Certificate, 11/01/07                          7,500,000                   7,387,500
Viatel, Inc. (9) #
11.25%, Units, 4/15/08                                                     4,000                   4,260,000
Winstar Equipment II Corp.
12.50%, Company Guarantee, 3/15/04                                     4,000,000                   4,510,000
                                                                                                ------------
                                                                                                  82,153,250
                                                                                                ------------
TOYS -- 0.55%
Hedstrom Holdings, Inc. # $
12.00%, Sr. Discounted Notes, 6/01/09                                  7,500,000                   4,715,625
                                                                                                ------------
TRANSPORTATION -- 0.42%
Ameritruck Distribution Corp.
12.25%, Sr. Subordinated Notes, 11/15/05                               4,000,000                   3,620,000
                                                                                                ------------
UTILITIES -- 0.51%
Panda Funding Corp.
11.625%, Notes, 8/20/12                                                3,991,820                   4,371,043
                                                                                                ------------
TOTAL DOMESTIC BONDS & NOTES
(cost $490,907,415)                                                                              464,001,808
                                                                                                ------------
FOREIGN BONDS & NOTES -- 23.01%
CABLE TELEVISION -- 2.08%
Diamond Holdings PLC
10.00%, Company Guarantee, 2/01/08                                     4,000,000                   6,874,795
Multicanal Participacoes SA
12.625%, Sr. Notes, 6/18/04                                            2,000,000                   2,195,000
Pratama Datakom Asia BV #
12.75%, Company Guarantee, 7/15/05                                     9,625,000                   4,571,875
Star Choice Communications, Inc. (10)
13.00%, Units, 12/15/05                                                    4,000                   4,290,000
                                                                                                ------------
                                                                                                  17,931,670
                                                                                                ------------

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                        Principal Amount                       Value
------------------------------------------------------------------------------------------------------------
CHEMICALS -- 0.38%
Tri Polyta Finance BV
11.375%, Co. Guarantee, 12/01/03                                     $ 5,000,000                  $3,275,000
                                                                                                ------------
CONSUMER PRODUCTS -- 0.04%
International Semi-Tech Corp. $
11.50%, Sr. Secured Discount Notes, 8/15/03                              900,000                     306,000
                                                                                                ------------
ENTERTAINMENT/FILM -- 0.34%
TV Filme, Inc.
12.875%, Sr. Notes, 12/15/04                                           3,000,000                   2,925,000
                                                                                                ------------
FOOD/BEVERAGE/TOBACCO -- 1.59%
Grupo Azucarero Mexico SA #
11.50%, Sr. Notes, 1/15/05                                            14,000,000                  13,650,000
                                                                                                ------------
METALS & MINING -- 0.96%
Echo Bay Mines Ltd.
11.00%, Jr. Subordinated Debentures, 4/01/27                           9,000,000                   8,235,000
                                                                                                ------------
OIL & GAS -- 1.28%
Hurricane Hydrocarbons #
11.75%, Sr. Notes, 11/01/04                                           11,000,000                  11,013,750
                                                                                                ------------
PAPER -- 2.26%
Ainsworth Lumber Ltd. &
12.50%, Sr. Secured Notes, 7/15/07                                    15,500,000                  16,623,750
Pindo Deli Finance Mauritius Ltd. #
10.75%, Sr. Notes, 10/01/07                                            3,450,000                   2,854,875
                                                                                                ------------
                                                                                                  19,478,625
                                                                                                ------------
SERVICES -- 1.28%
Autopistas Del Sol SA #
10.25%, Sr. Notes, 8/01/09                                             2,950,000                   2,898,375
Localiza Rent A Car #
10.25%, Notes, 10/01/05                                                9,150,000                   8,097,750
                                                                                                ------------
                                                                                                  10,996,125
                                                                                                ------------
SHIPPING -- 2.23%
Alpha Shipping PLC #
9.50%, Sr. Notes, 2/15/08                                              2,800,000                   2,702,000
Equimar Shipholdings Ltd.
9.875%, Company Guarantee, 7/01/07                                    10,000,000                   9,450,000
Pegasus Shipping Hellas Ltd. #
11.875%, Company Guarantee, 11/15/04                                   7,000,000                   7,070,000
                                                                                                ------------
                                                                                                  19,222,000
                                                                                                ------------
TELECOMMUNICATIONS -- 7.44%
Esprit Telecom Group PLC
11.50%, Sr. Notes, 12/15/07                                            2,000,000                   2,190,000
Esprit Telecom Group PLC (11)
11.50%, Sr. Notes, 12/15/07                                           11,000,000                   6,711,989
Globo Communicacoes E Participacoes #
10.625%, Sr. Notes, 12/05/08                                           2,000,000                   2,025,000
Microcell Telecommunications, Inc. $
11.125%, Sr. Discount Notes, 10/15/07                                  8,350,000                   3,817,485

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                  Principal Amount/Units                       Value
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- CONTINUED
Millicom International Cellular SA $
13.50%, Sr. Discounted Notes, 6/01/06                                $17,000,000                 $13,387,500
Occidente Y Caribe Celular SA $
14.00%, Sr. Discount Notes, 3/15/04                                   18,011,000                  15,579,515
Paging Network Do Brasil SA
13.50%, Sr. Notes, 6/06/05                                             1,000,000                   1,002,500
Petersburg Long Distance, Inc. # $ (12)
14.00%, Units, 6/01/04                                                     7,000                   6,335,000
Poland Telecom Finance # (13)
14.00%, Units, 12/01/07                                                    7,000                   7,822,500
RSL Communications PLC $
10.125%, Notes, 3/15/08                                               15,100,000                   5,090,691
                                                                                                ------------
                                                                                                  63,962,180
                                                                                                ------------
UTILITIES -- 3.13%
CE Casecnan Water & Energy Co.
11.45%, Sr. Secured Notes, 11/15/05                                    2,000,000                   2,077,500
CE Casecnan Water & Energy Co.
11.95%, Sr. Secured Notes, 11/15/10                                    8,800,000                   9,394,000
Panda Global Energy Co.
12.50%, Company Guarantee, 4/15/04                                    16,000,000                  15,440,000
                                                                                                ------------
                                                                                                  26,911,500
                                                                                                ------------
TOTAL FOREIGN BONDS & NOTES
(cost $193,708,693)                                                                              197,906,850
                                                                                                ------------
CONVERTIBLE BONDS -- 3.33%
AEROSPACE & DEFENSE -- 1.15%
Simula, Inc.
8.00%, Sr. Subordinated Notes, 5/01/04                                 4,496,000                   5,147,920
Simula, Inc.
10.00%, Sr. Subordinated Notes, 9/15/99                                4,250,000                   4,794,298
                                                                                                ------------
                                                                                                   9,942,218
                                                                                                ------------
FOOD/BEVERAGE/TOBACCO -- 1.24%
International Fast Food Corp. &
11.00%, Sr. Subordinated Notes, 10/31/07                              14,650,000                  10,657,875
                                                                                                ------------
TELECOMMUNICATIONS -- 0.94%
GST Telecommunications, Inc. # $
13.875%, Sr. Discount Notes, 12/15/05                                    650,000                     698,750
SA Telecommunications, Inc. # * @
10.00%, Notes, 8/15/06                                                 8,500,000                   1,700,000
SA Telecommunications, Inc. * @
10.00%, Notes, 8/15/06                                                 5,000,000                   1,000,000
WinStar Communications, Inc. # $
14.00%, Sr. Discount Notes, 10/15/05                                   3,500,000                   4,672,500
                                                                                                ------------
                                                                                                   8,071,250
                                                                                                ------------
TOTAL CONVERTIBLE BONDS
(cost $34,934,533)                                                                                28,671,343
                                                                                                ------------

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                                 Shares                       Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 0.61%
BROADCASTING -- 0.03%
Pegasus Communications Corp. @                                            9,928                $    250,682
                                                                                               ------------
CABLE TELEVISION -- 0.12%
CS Wireless Systems, Inc. @                                               3,300                           3
EchoStar Communications Corp. @                                          40,050                   1,053,816
                                                                                               ------------
                                                                                                  1,053,819
                                                                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.05%
Central Rents, Inc. @ #                                                   7,150                     432,575
                                                                                               ------------
HEALTHCARE -- 0.14%
Intracel Corp. ++                                                        79,537                   1,212,939
                                                                                               ------------
PRINTING & PUBLISHING -- 0.03%
Affiliated Newspapers Investments, Inc. @                                 2,500                     301,250
                                                                                               ------------
SERVICES -- 0.07%
Coinstar, Inc. @                                                         60,900                     601,388
                                                                                               ------------
TELECOMMUNICATIONS -- 0.10%
Jordan Telecommunications Products, Inc.                                  2,100                      55,650
Nextel Communications, Inc. @                                            27,112                     777,775
Paging Do Brazil Holdings Co. LLC @                                       1,000                           0
                                                                                               ------------
                                                                                                    833,425
                                                                                               ------------
TOYS -- 0.07%
Hedstrom Holdings, Inc. # @                                             454,905                     568,631
                                                                                               ------------
TOTAL COMMON STOCKS
(cost $1,646,504)                                                                                 5,254,709
CONVERTIBLE PREFERRED STOCKS -- 0.85%
BROADCASTING -- 0.42%
Unisite, 8.50% ++                                                        75,600                   3,612,092
                                                                                               ------------
HEALTHCARE -- 0.43%
Intracel Corp., 8.00% ++                                                239,958                   3,719,349
                                                                                               ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $5,591,432)                                                                                 7,331,441
                                                                                               ------------
PREFERRED STOCKS -- 11.60%
BROADCASTING -- 4.65%
Capstar Broadcasting Partners, 12.00% &                                 121,787                  14,340,419
Chancellor Media Corp., 12.00% &                                         67,058                   8,415,779
Paxson Communications Corp., 12.50% &                                   112,570                  11,594,710
SFX Broadcasting, Inc., 12.625% &                                        46,777                   5,589,852
                                                                                               ------------
                                                                                                 39,940,760
                                                                                               ------------
CABLE TELEVISION -- 0.38%
Echostar Communications Corp., 12.125% &                                 28,640                   3,243,480
                                                                                               ------------
CAPITAL GOODS MANUFACTURING -- 0.08%
Telos Corp., 12.00%                                                     129,687                     680,857
                                                                                               ------------
CONSUMER PRODUCTS -- 1.35%
Commemorative Brands, Inc., 12.00% ++                                   100,000                  11,625,000
                                                                                               ------------
FOOD/BEVERAGE/TOBACCO -- 1.87%
North Atlantic Trading, Inc., 12.00% &                                  607,648                  16,102,672
                                                                                               ------------
HEALTHCARE -- 0.53%
Intracel Corp., 10.00% ++                                                45,482                   4,570,941
                                                                                               ------------

                                       39

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

Security                                                                 Shares                       Value
-----------------------------------------------------------------------------------------------------------
SUPERMARKETS -- 1.53%
Jitney Jungle Stores America, Inc. 15.00% # ++                           40,000                $  6,275,000
Supermarkets General Holdings Corp., $3.52 &                            240,000                   6,840,000
                                                                                               ------------
                                                                                                 13,115,000
                                                                                               ------------
TELECOMMUNICATIONS -- 0.26%
Jordan Telecommunication Products, Inc., 13.25% &                        21,000                   2,226,000
                                                                                               ------------
TEXTILE/APPAREL -- 0.95%
Anvil Holdings, Inc., 13.00% &                                          333,161                   8,204,089
                                                                                               ------------
TOTAL PREFERRED STOCKS
(cost $89,998,916)                                                                               99,708,799
                                                                                               ------------
WARRANTS -- 3.45%
AIRLINES -- 0.00%
CHC Helicopter Corp., (expires 12/15/00)                                  2,000                       6,000
                                                                                               ------------
BANKS & THRIFTS -- 0.01%
Olympic Financial Ltd., (expires 3/15/07)                                 5,000                      51,250
                                                                                               ------------
BROADCASTING -- 0.22%
Benedek Communications Corp., (expires 7/01/07)                          44,000                      99,000
Spanish Broadcasting Systems, Inc., (expires 6/30/99)                     5,000                   1,750,000
                                                                                               ------------
                                                                                                  1,849,000
                                                                                               ------------
CABLE TELEVISION -- 0.00%
American Telecasting, Inc., (expires 8/10/00)                             4,000                           0
Heartland Wireless Communications, Inc., (expires 4/15/00)               46,402                         464
                                                                                               ------------
                                                                                                        464
                                                                                               ------------
CAPITAL GOODS MANUFACTURING -- 0.01%
Roller Bearing Company America, Inc., (expires 6/15/09)                   1,262                     126,200
                                                                                               ------------
COMPUTER/ELECTRONICS -- 0.06%
Electronic Retailing Systems International, Inc., (expires
2/01/04)                                                                 25,750                     515,000
                                                                                               ------------
CONSUMER PRODUCTS -- 0.26%
Chattem, Inc., (expires 6/17/99)                                          1,300                     151,775
Commemorative Brands, Inc., (expires 1/31/08) ++                         19,820                         198
Packaged Ice, Inc., (expires 4/15/04)                                    20,700                   2,070,000
                                                                                               ------------
                                                                                                  2,221,973
                                                                                               ------------
FOOD/BEVERAGE/TOBACCO -- 0.06%
Colorado Prime Corp., (expires 12/31/03)                                  7,000                           0
North Atlantic Trading, Inc., (expires 6/15/07)                           5,550                     555,000
                                                                                               ------------
                                                                                                    555,000
                                                                                               ------------
HEALTHCARE -- 0.04%
Intracel Corp., (expires 12/28/00) ++                                    94,010                     340,786
                                                                                               ------------
LEISURE -- 1.93%
Source Media, Inc., (expires 3/31/04)                                 1,250,000                  16,562,500
United States Interactive LLC, (expires 3/31/05)                          3,833                          38
                                                                                               ------------
                                                                                                 16,562,538
                                                                                               ------------
OIL & GAS -- 0.01%
Forman Petroleum Corp., (expires 6/01/04)                                 5,000                      50,000
                                                                                               ------------

                                       40

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998

                                                                    Shares/Principal
Security                                                            Amount                            Value
------------------------------------------------------------------------------------------------------------
PAPER -- 0.05%
SD Warren Holdings Corp., (expires 12/15/06)                               80,000               $    420,000
                                                                                                ------------
SERVICES -- 0.00%
ICF Kaiser International, Inc., (expires 12/31/98)                         54,019                      8,103
ICF Kaiser International, Inc., (expires 12/31/99)                         24,500                        245
Sabreliner Corp., (expires 4/15/03)                                         2,450                     24,500
                                                                                                ------------
                                                                                                      32,848
                                                                                                ------------
STEEL -- 0.05%
Bar Technologies, Inc., (expires 4/01/01)                                   7,000                    402,500
Gulf States Steel, Inc., (expires 4/15/03)                                  5,010                     13,778
Sheffield Steel Corp., (expires 11/01/01)                                  12,500                     25,000
                                                                                                ------------
                                                                                                     441,278
                                                                                                ------------
SUPERMARKETS -- 0.00%
Dairy Mart Convenience Stores, Inc., (expires
12/01/01)                                                                  23,632                     17,724
                                                                                                ------------
TELECOMMUNICATIONS -- 0.75%
Applied Voice Technology, Inc., (expires 1/03/02)                          31,958                    971,204
Cellnet Data Systems, Inc., (expires 10/01/07)                             10,000                    352,500
Cellular Communications International, Inc., (expires
8/15/03)                                                                    6,250                    218,750
Clearnet Communications, Inc., (expires 9/15/05)                           38,280                    401,940
Colt Telecom Group PLC, (expires 12/31/06)                                  3,200                          0
E Spire Communications Inc., (expires 11/01/05)                            14,500                  1,885,000
Geotek Communications, Inc., (expires 6/20/01)                            177,000                          0
Globalstar Telecommunications Ltd., (expires 2/15/04)                       4,495                    652,899
Hyperion Telecommunications, Inc., (expires 4/15/01)                       10,200                    714,000
Intelcom Group, Inc., (expires 9/15/05)                                     6,600                    188,100
International Wireless Communications Holdings, Inc.
#,
(expires 8/15/01)                                                           8,500                         85
Iridium World Communications, Inc., (expires 7/25/05)                       4,475                  1,051,625
McCaw International Ltd., (expires 4/15/07)                                 9,500                     49,875
Occidente Y Caribe Celular SA, (expires 3/15/04)                           72,044                          0
UNIFI Communications, Inc. #, (expires 2003)                               12,295                          0
Wireless One, Inc., (expires 10/19/00)                                      1,500                          0
                                                                                                ------------
                                                                                                   6,485,978
                                                                                                ------------
TOTAL WARRANTS
(cost $4,054,246)                                                                                 29,676,039
                                                                                                ------------
TOTAL INVESTMENT SECURITIES -- 96.81%
(cost $820,841,739)                                                                              832,550,989
REPURCHASE AGREEMENT -- 1.43%
Agreement with State Street Bank and Trust bearing
interest at 5.24% dated 4/30/98, to be repurchased
5/01/98 in the amount of $12,314,792 and collaterized
by $10,560,000 U.S. Treasury Bonds, 7.50% due
11/15/16, value $12,561,637
(cost $12,313,000)                                                    $12,313,000                 12,313,000
OTHER ASSETS LESS LIABILITIES -- 1.76%                                                            15,114,724
                                                                                                ------------
NET ASSETS -- 100.00%                                                                           $859,978,713
                                                                                                ------------
                                                                                                ------------

    NORTHSTAR HIGH TOTAL RETURN FUND
    PORTFOLIO OF INVESTMENTS (UNAUDITED)
    APRIL 30, 1998
--------------------------------------------------------------------------------
   # Sales restricted to qualified institutional investors.
 ++ Private placement.
   * Security in default.
   & Payment-in kind security.
@@ Foreign security.
  @ Non-income producing secuity.
   $ Step bond.

  1) A unit consists of $1,000 par value Sr. Notes, 7.50% due 12/15/07, and 1 warrant
  2) A unit consists of $1,000 par value Notes, 13.00% due 12/15/04, and 0.4858 warrants and .0146 2nd series warrants.
  3) A unit consists of $1,000 par value Sr. Discount Notes, 13.50% due 3/01/10, and 10 warrants.
  4) A unit consists of $1,000 par value Sr. Subordinated Notes, 16.00% due 6/30/03, and 1 warrant.
  5) A unit consists of $1,000 par value Sr. Notes, 13.00% due 5/01/05, and 1 warrant.
  6) A unit consists of $1,000 par value Sr. Secured Debentures, 15.00% due 12/01/09, and 8.45 warrants.
  7) A unit consists of $1,000 par value Sr. Secured Notes, 12.00% due 2/01/03, and 2.78311 warrants.
  8) A unit consists of $1,000 par value Sr. Notes, 13.50% due 6/15/04, and 8 warrants.
  9) A unit consists of $1,000 par value Sr. Notes, 11.25% due 4/15/08, and
     0.483 preferred share
 10) A unit consists of $1,000 par value Sr. Notes, 13.00% due 12/15/05, and
     23.16 warrants.
 11) The principal amount shown is shown in the respective country's currency.
 12) A unit consists of $1,000 par value Sr. Discounted Notes, 14.00% due 6/01/04, and 1 warrant.
 13) A unit consists of $1,000 par value Sr. Notes, 14.00% due 12/01/07, and 1 warrant.
                                       42

                      (This Page Left Blank Intentionally)
                                       43

    NORTHSTAR TRUST
    STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
    APRIL 30, 1998

                                        Northstar      Northstar          Northstar      Northstar        Northstar        Northstar
                                         Growth +   International  Emerging Markets     Income and       High Total       High Total
                                       Value Fund     Value Fund         Value Fund    Growth Fund   Return Fund II      Return Fund
                                     -----------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value
 (cost $148,246,356, $323,585,315,
 $4,745,399, $169,027,148,
 $188,364,751 and $820,841,739,
 respectively)                       $177,172,965   $358,828,801         $4,705,008   $195,506,512    $191,123,625     $832,550,989
Repurchase agreements                   2,812,000     29,756,000          1,042,000     2,807,000        2,444,000       12,313,000
Cash                                          837      2,649,205            102,454           816          296,774              866
Foreign cash, at value (cost $0,
 $0, $3,314, $0, $0 and $0,
 respectively)                                  0              0              3,313             0                0                0
Receivable for investments sold         2,585,433              0                  0             0        9,392,353        5,504,835
Receivable for shares of beneficial
 interest sold                            910,154      6,783,435            322,162        84,010        5,838,132        2,029,190
Dividends and interest receivable          52,116      2,072,059             20,737     1,351,752        3,557,679       17,072,778
Unrealized appreciation of foreign
 currency contracts                             0              0                472             0                0                0
Prepaid expenses                           19,321         62,344              2,645        23,463           20,359           37,715
                                     -----------------------------------------------------------------------------------------------
     Total Assets                     183,552,826    400,151,844          6,198,791   199,773,553      212,672,922      869,509,373
                                     -----------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased          93,441              0            244,575             0        1,137,208        4,705,813
Payable for shares of beneficial
 interest reacquired                    1,819,827        381,703             21,905       424,722          337,014        3,384,894
Investment advisory fee payable           148,815        309,086              3,777       123,792          122,057          488,719
Distribution fee payable                  124,591        218,819              2,813       133,666          145,761          593,664
Administrative services fee payable        46,289         79,707              1,128        32,800           36,952          163,295
Transfer agent fee payable                  2,979         18,664                537        28,719           10,038          116,992
Tax withholding liability                   3,875         84,028                 52             0                0                0
Unrealized depreciation of foreign
 currency contracts                             0              0                495             0                0                0
Income distribution payable                     0              0                  0             0            6,367            8,004
Accrued expenses                           15,300         39,040             10,153        24,096           49,155           69,279
                                     -----------------------------------------------------------------------------------------------
     Total Liabilities                  2,255,117      1,131,047            285,435       767,795        1,844,552        9,530,660
                                     -----------------------------------------------------------------------------------------------
NET ASSETS                           $181,297,709   $399,020,797         $5,913,356   $199,005,758    $210,828,370     $859,978,713
                                     ===============================================================================================
NET ASSETS WERE COMPOSED OF:
Capital paid in for shares of
 beneficial interest, $.01 par
 value outstanding (unlimited
 shares authorized)                  $162,553,281   $353,893,992         $5,932,077   $153,086,185    $207,623,389     $849,394,284
Undistributed (overdistributed) net
 investment income                       (912,880)       441,718             21,793       490,884         (756,991)       2,122,892
Accumulated net realized gain
 (loss) on investments                 (9,269,301)     9,455,795                128    18,949,325        1,202,713       (3,253,470)
Net unrealized appreciation
 (depreciation) of investments and
 foreign currency                      28,926,609     35,229,292            (40,642)   26,479,364        2,759,259       11,715,007
                                     -----------------------------------------------------------------------------------------------
     Net Assets                      $181,297,709   $399,020,797         $5,913,356   $199,005,758    $210,828,370     $859,978,713
                                     ===============================================================================================
CLASS A:
Net Assets                           $ 41,020,266   $166,903,268         $2,163,899   $54,322,200     $ 31,347,593     $203,611,662
                                     -----------------------------------------------------------------------------------------------
Shares outstanding                      3,285,746     12,966,712            205,870     4,257,195        5,546,873       42,563,399
                                     -----------------------------------------------------------------------------------------------
Net asset value and redemption
 value per share (net assets/shares
 outstanding)                              $12.48         $12.87             $10.51        $12.76            $5.65            $4.78
                                     ===============================================================================================
Maximum offering price per share
 (net asset value plus sales charge
 of 4.75% of offering price)               $13.10         $13.51             $11.03        $13.40            $5.93            $5.02
                                     ===============================================================================================
CLASS B:
Net Assets                           $104,322,321   $118,420,457         $2,124,606   $72,091,288     $132,518,677     $564,013,607
                                     -----------------------------------------------------------------------------------------------
Shares outstanding                      8,437,773      9,264,561            202,558     5,664,303       23,428,942      118,006,367
                                     -----------------------------------------------------------------------------------------------
Net asset value and offering price
 per share                                 $12.36         $12.78             $10.49        $12.73            $5.66            $4.78
                                     -----------------------------------------------------------------------------------------------
                                     -----------------------------------------------------------------------------------------------
CLASS C:
Net Assets                           $ 35,955,122   $113,697,072         $1,624,851   $72,592,270     $ 46,962,100     $ 92,353,444
                                     -----------------------------------------------------------------------------------------------
Shares outstanding                      2,909,456      8,901,475            155,189     5,712,558        8,293,882       19,239,928
                                     -----------------------------------------------------------------------------------------------
Net asset value and offering price
 per share                                 $12.36         $12.77             $10.47        $12.71            $5.66            $4.80
                                     ===============================================================================================

See accompanying notes to financial statements.
                                       44

    NORTHSTAR TRUST
    STATEMENT OF OPERATIONS (UNAUDITED)
    FOR THE PERIOD ENDED APRIL 30, 1998

                                           Northstar       Northstar          Northstar     Northstar   Northstar High     Northstar
                                            Growth +   International   Emerging Markets    Income and     Total Return    High Total
                                          Value Fund      Value Fund      Value Fund(1)   Growth Fund          Fund II   Return Fund
                                         -------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding tax of
 $3,875, $84,943, $52, $2,109, 0 and
 $0, respectively)                       $   530,847    $ 2,699,426        $     28,605   $1,672,396     $     311,621   $3,538,139
Interest                                     291,755        431,971               8,322    2,791,882         6,392,936   44,758,043
                                         -------------------------------------------------------------------------------------------
Total investment income                      822,602      3,131,397              36,927    4,464,278         6,704,557   48,296,182
                                         -------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory and management fees      774,689      1,242,461               6,886      743,720           499,889    2,959,482
Distribution fees:
Class A                                       56,020        135,036                 859       80,696            29,032      309,982
Class B                                      437,913        402,113               2,224      367,419           424,048    2,809,258
Class C                                      150,043        396,517               1,800      355,220           145,698      470,075
Transfer agent fees and expenses:
Class A                                       26,030         55,491                 402       37,329            12,957      130,732
Class B                                       71,626         60,665                 287       55,580            63,076      402,500
Class C                                       26,047         58,702                 236       45,158            20,444       70,493
Administrative service fees                  111,864        177,087               1,439      115,373            89,087      522,891
Custodian and fund accounting expenses        26,003         84,505              18,409       30,686            28,679      111,463
Registration fees                             23,283         31,178               2,214       11,669            40,529       23,550
Audit expenses                                12,537         13,605              10,160       13,297            14,292       12,803
Printing and postage expenses                 11,996         20,163              11,617       13,958            11,353       38,733
Trustee expenses                               4,592          5,575               3,350        4,456             4,942        4,313
Miscellaneous expenses                         2,839         12,193                   0       15,617             3,023       46,471
                                         -------------------------------------------------------------------------------------------
                                           1,735,482      2,695,291              59,883    1,890,178         1,387,049    7,912,746
Less expenses reimbursed by management
 company                                           0              0              44,749            0            27,865            0
                                         -------------------------------------------------------------------------------------------
     Total expenses                        1,735,482      2,695,291              15,134    1,890,178         1,359,184    7,912,746
                                         -------------------------------------------------------------------------------------------
Net investment income (loss)                (912,880)       436,106              21,793    2,574,100         5,345,373   40,383,436
                                         -------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized (loss) gain on investments   (9,447,350)    10,623,253                   0   18,949,266         1,202,713   (3,386,708)
Net realized (loss) gain on foreign
 currency                                          0     (1,630,457)                128            0                 0      224,007
Net change in unrealized appreciation
 (depreciation) of investments and
 foreign currency                         18,409,869     33,960,608             (40,642)  (5,868,667 )      2,724,209   (6,725,459 )
                                         -------------------------------------------------------------------------------------------
     Net realized and unrealized gain
       (loss) on investments               8,962,519     42,953,404             (40,514)  13,080,599         3,926,922   (9,888,160)
                                         -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS               $ 8,049,639    $43,389,510        $    (18,721)  $15,654,699    $   9,272,295   $30,495,276
                                         ===========================================================================================

(1) Emerging Markets Value Fund commenced operations on January 1, 1998.

See accompanying notes to financial statements.

    NORTHSTAR TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                                                                                             Northstar
                                          Northstar                              Northstar                    Emerging
                                       Growth + Value                       International Value            Markets Value
                                            Fund                                   Fund                         Fund
                           ---------------------------------------  -----------------------------------  ------------------
                                 For the six        For the period        For the six      For the year      For the period
                                months ended  November 18, 1996 to       months ended             ended  January 1, 1998 to
                           April 30, 1998(1)      October 31, 1997  April 30, 1998(1)  October 31, 1997   April 30, 1998(1)
                           ------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income
  (loss)                        $   (912,880)         $   (801,952)       $   436,106      $    (40,240)          $  21,793
Net realized gain (loss)
  on investments                  (9,447,350)            3,274,748         10,623,253         3,952,760                   0
Net realized gain (loss)
  on foreign currency                      0                     0         (1,630,457)         (706,679)                128
Net change in unrealized
  appreciation
  (depreciation) of
  investments and foreign
  currency                        18,409,869            10,516,740         33,960,608           669,652             (40,642)
                           ------------------------------------------------------------------------------------------------
    Increase (decrease) in
      net assets resulting
      from operations              8,049,639            12,989,536         43,389,510         3,875,493             (18,721)
FROM DIVIDENDS TO
  SHAREHOLDERS:
Net investment income:
    Class A                                0                     0                  0          (262,842)                  0
    Class B                                0                     0                  0                 0                   0
    Class C                                0                     0                  0           (74,358)                  0
Net realized gain from
  investments                     (2,294,747)                    0         (1,549,040)         (790,064)                  0
                           ------------------------------------------------------------------------------------------------
    Total distributions           (2,294,747)                    0         (1,549,040)       (1,127,264)                  0
                           ------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
  TRANSACTIONS:
Net proceeds from sale of
  shares                          53,806,487           133,578,481        226,320,816       177,693,876           6,054,179
Net asset value of shares
  issued to shareholders
  in reinvestment of
  dividends                        1,274,064                     0          1,115,781         1,087,022                   0
                           ------------------------------------------------------------------------------------------------
                                  55,080,551           133,578,481        227,436,597       178,780,898           6,054,179
Cost of shares redeemed          (17,453,873)           (8,651,878)       (52,083,645)      (31,008,648)           (122,102)
                           ------------------------------------------------------------------------------------------------
Net increase in net assets
  derived from capital
  share transactions              37,626,678           124,926,603        175,352,952       147,772,250           5,932,077
                           ------------------------------------------------------------------------------------------------
Net increase in net assets        43,381,570           137,916,139        217,193,422       150,520,479           5,913,356
NET ASSETS:
Beginning of period              137,916,139                     0        181,827,375        31,306,896                   0
                           ------------------------------------------------------------------------------------------------
End of period                   $181,297,709          $137,916,139       $399,020,797      $181,827,375          $5,913,356
                           ================================================================================================
Undistributed
  (overdistributed) net
  investment income             $   (912,880)           $        0        $   441,718       $     5,612           $  21,793
                           ================================================================================================

(1) Unaudited

See accompanying notes to financial statements.
                                       46

    NORTHSTAR TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                                                           Northstar                   Northstar
                                      Northstar                        High Total Return           High Total Return
                               Income and Growth Fund                       Fund II                      Fund
                         -----------------------------------  -----------------------------------  -----------------
                                                                                   For the period
                               For the six      For the year        For the six  January 31, 1997        For the six
                              months ended             ended       months ended                to       months ended
                         April 30, 1998(1)  October 31, 1997  April 30, 1998(1)  October 31, 1997  April 30, 1998(1)

                         -------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income          $ 2,574,100       $ 4,860,869        $ 5,345,373        $  486,767       $ 40,383,436
Net realized gain (loss)
 on investments                 18,949,266         8,423,068          1,202,713           342,601         (3,386,708)
Net realized gain on
 foreign currency                        0                 0                  0                 0            224,007
Net change in unrealized
 (depreciation)
 appreciation of
 investments and foreign
 currency                       (5,868,667)       18,154,797          2,724,209            35,050         (6,725,459)
                         -------------------------------------------------------------------------------------------
   Increase in net
     assets resulting
     from operations            15,654,699        31,438,734          9,272,295           864,418         30,495,276
FROM DIVIDENDS TO
 SHAREHOLDERS:
Net investment income:
   Class A                        (792,897)       (1,758,881)          (947,385)         (127,869)       (10,470,511)
   Class B                        (813,800)       (1,535,284)        (3,833,160)         (536,348)       (26,561,311)
   Class C                        (804,396)       (1,387,594)        (1,321,819)         (165,151)        (4,436,480)
Return of capital
   Class A                               0                 0                  0           (17,201)                 0
   Class B                               0                 0                  0           (76,530)                 0
   Class C                               0                 0                  0           (24,768)                 0
Net realized gain from
 investments                    (8,297,946)      (22,088,154)                 0                 0        (27,484,835)
                         -------------------------------------------------------------------------------------------
   Total distributions         (10,709,039)      (26,769,913)        (6,102,364)         (947,867)       (68,953,137)
                         -------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
Net proceeds from sale
 of shares                       9,208,650        31,477,216        162,898,034        62,136,277         59,673,241
Net asset value of
 shares issued to
 shareholders in
 reinvestment of
 dividends                       8,925,227        19,661,408          1,863,258           249,885         25,566,052
                         -------------------------------------------------------------------------------------------
                                18,133,877        51,138,624        164,761,292        62,386,162         85,239,293
Cost of shares redeemed        (21,201,273)      (75,510,753)       (16,060,828)       (3,344,738)       (76,971,069)
                         -------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets derived
 from capital share
 transactions                   (3,067,396)      (24,372,129)       148,700,464        59,041,424          8,268,224
                         -------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets                   1,878,264       (19,703,308)       151,870,395        58,957,975        (30,189,637)
NET ASSETS:
Beginning of period            197,127,494       216,830,802         58,957,975                 0        890,168,350
                         -------------------------------------------------------------------------------------------
End of period                 $199,005,758      $197,127,494       $210,828,370       $58,957,975       $859,978,713
                         ===========================================================================================
Undistributed (overdis-
 tributed) net
 investment income             $   490,884       $   327,877        $  (756,991)        $       0        $ 2,122,892
                         -------------------------------------------------------------------------------------------
                         -------------------------------------------------------------------------------------------
                              For the year
                                     ended
                          October 31, 1997
FROM OPERATIONS:
Net investment income         $ 73,460,031
Net realized gain (loss)
 on investments                 27,484,100
Net realized gain on
 foreign currency                   39,530
Net change in unrealized
 (depreciation)
 appreciation of
 investments and foreign
 currency                        9,355,358
   Increase in net
     assets resulting
     from operations           110,339,019
FROM DIVIDENDS TO
 SHAREHOLDERS:
Net investment income:
   Class A                     (19,197,944)
   Class B                     (44,408,129)
   Class C                      (7,446,587)
Return of capital
   Class A                               0
   Class B                               0
   Class C                               0
Net realized gain from
 investments                             0
   Total distributions         (71,052,660)
FROM CAPITAL SHARE
 TRANSACTIONS:
Net proceeds from sale
 of shares                     371,371,162
Net asset value of
 shares issued to
 shareholders in
 reinvestment of
 dividends                      23,235,292
                               394,606,454
Cost of shares redeemed       (112,723,639)
Net increase (decrease)
 in net assets derived
 from capital share
 transactions                  281,882,815
Net increase (decrease)
 in net assets                 321,169,174
NET ASSETS:
Beginning of period            568,999,176
End of period                $ 890,168,350
Undistributed (overdis-
 tributed) net
 investment income            $  3,207,758

(1) Unaudited
See accompanying notes to financial statements.
                                       47

    NORTHSTAR TRUST
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST
    OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Net realized                    Dividends
                  Net Asset                       & unrealized                     declared      Distributions
                   Value,            Net          gain (loss)      Total from      from net      declared from     Distributions
                  beginning      investment            on          investment     investment     net realized      declared from
Period ended      of period     income (loss)      investment      operations       income           gain             capital
--------------------------------------------------------------------------------------------------------------------------------
                                                    Growth + Value Fund, Class A
                                                    ----------------------------
     11/18/97-
     10/31/97      $ 10.00         ($ 0.05)          $ 2.20          $ 2.15         $ 0.00          $    --           $    --
     04/30/98        12.15           (0.04)            0.55            0.51             --            (0.18)               --
                                                    Growth + Value Fund, Class B
                                                    ----------------------------
     11/18/97-
     10/31/97        10.00           (0.08)            2.16            2.08           0.00               --                --
     04/30/98        12.08           (0.07)            0.53            0.46             --            (0.18)               --
                                                    Growth + Value Fund, Class C
                                                    ----------------------------
     11/18/96-
     10/31/97        10.00           (0.08)            2.16            2.08           0.00               --                --
     04/30/98        12.08           (0.07)            0.53            0.46             --            (0.18)               --
                                               International Value Fund, Class A
                                               ---------------------------------
      3/06/95-
     10/31/95         7.64            0.09             0.37            0.46           0.00               --                --
     10/31/96         8.10            0.14             0.85            0.99          (0.04)              --                --
     10/31/97         9.05           (0.09)            2.30            2.21          (0.14)           (0.22)
     04/30/98        10.90            0.02             2.04            2.06             --            (0.09)               --
                                               International Value Fund, Class B
                                               ---------------------------------
      4/17/97-
     10/31/97        10.00           (0.02)            0.89            0.87           0.00               --                --
     04/30/98        10.87            0.01             1.99            2.00             --            (0.09)               --
                                               International Value Fund, Class C
                                               ---------------------------------
      3/06/95-
     10/31/95         7.61            0.06             0.38            0.44           0.00               --                --
     10/31/96         8.05            0.05             0.86            0.91          (0.03)              --                --
     10/31/97         8.93           (0.06)            2.20            2.14          (0.04)           (0.17)
     04/30/98        10.85              --             2.00            2.00           2.00            (0.09)               --
                                            Emerging Markets Value Fund, Class A
                                            ------------------------------------
      1/01/98-
     04/30/98        10.00            0.05             0.46            0.51             --               --                --
                                            Emerging Markets Value Fund, Class B
                                            ------------------------------------
      1/01/98-
     04/30/98        10.00            0.03             0.46            0.49             --               --                --
                                            Emerging Markets Value Fund, Class C
                                            ------------------------------------
      1/01/98-
     04/30/98        10.00            0.03             0.44            0.47             --               --                --
                                                                                           Ratio of
               Net Asset                 Assets,        Ratio of           expense        income to
                Value,                    end of       expenses to      reimbursement      average                       Average

                end of        Total       period       average net       to average          net         Portfolio     commissions

Period ended    period       Return      (000's)        assets(1)       net assets(1)     assets(1)      turnover       per share

-------------

-------------
     11/18/97
     10/31/97   $ 12.15        21.50%     $34,346          1.84%             0.02%           (0.94%)          144%       $0.0394

     04/30/98     12.48         4.44       41,020          1.69                --            (0.62)            75         0.0395

-------------
     11/18/97
     10/31/97     12.08        20.80       76,608          2.55              0.02            (1.68)           144         0.0394

     04/30/98     12.36         4.05      104,322          2.41                --            (1.35)            75         0.0395

-------------
     11/18/96
     10/31/97     12.08        20.80       26,962          2.56              0.02            (1.70)           144         0.0394

     04/30/98     12.36         4.05       35,955          2.42                --            (1.36)            75         0.0395

-------------
      3/06/95
     10/31/95      8.10         6.98        5,188          1.85              6.08             1.67              0             --

     10/31/96      9.05         6.09       16,777          1.85              0.97             1.52             74         0.0314

     10/31/97     10.90        27.59       60,539          1.80              0.27             0.46             26         0.0218

     04/30/98     12.87        19.02      166,903          1.71                --             1.06             19         0.0021

-------------
      4/17/97
     10/31/97     10.87         8.70       59,185          2.50              0.08            (0.71)            26         0.0218

     04/30/98     12.78        18.62      118,420          2.43                --            (0.03)            19         0.0021

-------------
      3/06/95
     10/31/95      8.05         6.61        5,749          2.50              6.08             1.13              0             --

     10/31/96      8.93         5.46       14,530          2.50              1.21             0.62             74         0.0314

     10/31/97     10.86        25.92       62,103          2.50              0.24            (0.23)            26         0.0218

     04/30/98     12.77        18.53      113,697          2.43                --            (0.06)            19         0.0021

-------------
      1/01/98
     04/30/98     10.51         5.10        2,164          1.77              5.76             3.29              0         0.0010

-------------
      1/01/98
     04/30/98     10.49         4.90        2,124          2.50              7.30             3.10              0         0.0010

-------------
      1/01/98
     04/30/98     10.47         4.70        1,625          2.50              6.62             3.04              0         0.0010


    NORTHSTAR TRUST
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST
    OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Net realized                    Dividends
                  Net Asset                       & unrealized                     declared      Distributions
                   Value,            Net          gain (loss)      Total from      from net      declared from     Distributions
                  beginning      investment            on          investment     investment     net realized      declared from
Period ended      of period     income (loss)      investment      operations       income           gain             capital
--------------------------------------------------------------------------------------------------------------------------------

                                                 Income and Growth Fund, Class A
                                                 -------------------------------
     11/08/93-
     10/31/94        10.00            0.30            (0.05)           0.25          (0.25)              --                --
     10/31/95        10.00            0.35             0.84            1.19          (0.33)              --                --
     10/31/96        10.86            0.32             1.29            1.61          (0.31)              --                --
     10/31/97        12.16            0.38             1.53            1.91          (0.34)           (1.26)
     04/30/98        12.47            0.20             0.81            1.01          (0.19)           (0.53)               --
                                                 Income and Growth Fund, Class B
                                                 -------------------------------
      2/09/94-
     10/31/94        10.64            0.20            (0.65)          (0.45)         (0.20)              --                --
     10/31/95         9.99            0.27             0.85            1.12          (0.27)              --                --
     10/31/96        10.84            0.24             1.28            1.52          (0.23)              --                --
     10/31/97        12.13            0.27             1.55            1.82          (0.25)           (1.26)
     04/30/98        12.44            0.15             0.81            0.96          (0.14)           (0.53)               --
                                                 Income and Growth Fund, Class C
                                                  ------------------------------
      3/21/94-
     10/31/94        10.37            0.20            (0.38)          (0.18)         (0.20)              --                --
     10/31/95         9.99            0.27             0.85            1.12          (0.28)              --                --
     10/31/96        10.83            0.24             1.28            1.52          (0.23)              --                --
     10/31/97        12.12            0.28             1.54            1.82          (0.26)           (1.26)
     04/30/98        12.42            0.15             0.81            0.96          (0.14)           (0.53)               --
                                              High Total Return Fund II, Class A
                                              ----------------------------------
      1/31/97-
     10/31/97         5.00            0.28             0.53            0.81           (.28)              --              (.04)
     04/30/98         5.49            0.23             0.18            0.41          (0.25)              --                --
                                              High Total Return Fund II, Class B
                                              ----------------------------------
      1/31/97-
     10/31/97         5.00            0.25             0.53            0.78           (.25)              --              (.04)
     04/30/98         5.49            0.21             0.19            0.40          (0.23)              --                --
                                              High Total Return Fund II, Class C
                                              ----------------------------------
      1/31/97-
     10/31/97         5.00            0.25             0.54            0.79           (.25)              --              (.04)
     04/30/98         5.50            0.21             0.18            0.39          (0.23)              --                --
                                                 High Total Return Fund, Class A
                                                 -------------------------------
     11/08/93-
     10/31/94         5.00            0.41            (0.60)          (0.19)         (0.40)              --                --
     10/31/95         4.41            0.48             0.07            0.55          (0.48)              --                --
     10/31/96         4.48            0.46             0.32            0.78          (0.48)              --                --
     10/31/97         4.78            0.48             0.20            0.68          (0.46)              --                --
     04/30/98         5.00            0.24            (0.06)           0.18          (0.25)           (0.15)               --
                                                 High Total Return Fund, Class B
                                                 -------------------------------
      2/09/94-
     10/31/94         5.20            0.33            (0.80)          (0.47)         (0.32)              --                --
     10/31/95         4.41            0.45             0.06            0.51          (0.45)              --                --
     10/31/96         4.47            0.43             0.32            0.75          (0.45)              --                --
     10/31/97         4.77            0.44             0.22            0.66          (0.43)              --                --
     04/30/98         5.00            0.22            (0.06)           0.15          (0.23)           (0.15)               --
                                                 High Total Return Fund, Class C
                                                 -------------------------------
      3/21/94-
     10/31/94         5.06            0.26            (0.65)          (0.39)         (0.26)              --                --
     10/31/95         4.41            0.44             0.09            0.53          (0.45)              --                --
     10/31/96         4.49            0.43             0.32            0.75          (0.45)              --                --
     10/31/97         4.79            0.44             0.22            0.66          (0.43)              --                --
     04/30/98         5.02            0.22            (0.06)           0.16          (0.23)           (0.15)               --
                                                                                           Ratio of
               Net Asset                 Assets,        Ratio of           expense        income to
                Value,                    end of       expenses to      reimbursement      average                       Average

                end of        Total       period       average net       to average          net         Portfolio     commissions

Period ended    period       Return      (000's)        assets(1)       net assets(1)     assets(1)      turnover       per share

-------------

-------------
     11/08/93
     10/31/94     10.00         2.48       72,223          1.50              0.47             3.73             26             --

     10/31/95     10.86        13.19       76,031          1.51                --             3.39             91             --

     10/31/96     12.16        14.48       85,250          1.52                --             2.78            147         0.0600

     10/31/97     12.47        17.02       53,805          1.47                --             2.90             56         0.0600

     04/30/98     12.76         8.38       54,322          1.40                --             3.11             52         0.0588

-------------
      2/09/94
     10/31/94      9.99        (4.20)      37,767          2.20              0.16             3.00             26             --

     10/31/95     10.84        12.31       60,347          2.23                --             2.66             91             --

     10/31/96     12.13        13.60       71,123          2.26                --             2.04            147         0.0600

     10/31/97     12.44        15.06       73,829          2.18                --             2.18             56         0.0600

     04/30/98     12.73         8.01       72,091          2.11                --             2.39             52         0.0588

-------------
      3/21/94
     10/31/94      9.99        (1.75)       4,823          2.20              0.06             2.87             26             --

     10/31/95     10.83        12.33       53,661          2.22                --             2.67             91             --

     10/31/96     12.12        13.68       60,458          2.20                --             2.10            147         0.0600

     10/31/97     12.42        15.04       69,494          2.15                --             2.21             56         0.0600

     04/30/98     12.71         8.05       72,592          2.09                --             2.41             52         0.0588

-------------
      1/31/97
     10/31/97      5.49        16.53        8,548          1.26              3.36             5.89            164             --

     04/30/98      5.65         7.88       31,346          1.43              0.04             8.62             98             --

-------------
      1/31/97
     10/31/97      5.49        15.91       38,076          1.95              0.75             5.20            164             --

     04/30/98      5.66         7.48      132,519          2.14              0.04             7.92             98             --

-------------
      1/31/97
     10/31/97      5.50        16.12       12,334          1.95              0.78             5.17            164             --

     04/30/98      5.66         7.49       46,962          2.14              0.04             7.92             98             --

-------------
     11/08/93
     10/31/94      4.41        (4.11)      50,797          1.50              0.99            10.09            163             --

     10/31/95      4.48        13.02       88,552          1.55                --            10.90            145             --

     10/31/96      4.78        18.14      167,698          1.52                --             9.86            158             --

     10/31/97      5.00        15.03      215,361          1.42                --             9.88            183             --

     04/30/98      4.78         3.86      203,612          1.29                --             9.91             78             --

-------------
      2/09/94
     10/31/94      4.41        (9.30)      25,880          2.20              0.20             9.72            163             --

     10/31/95      4.47        11.97       96,362          2.25                --            10.20            145             --

     10/31/96      4.77        17.08      346,919          2.23                --             9.14            158             --

     10/31/97      5.00        14.46      577,351          2.12                --             9.18            183             --

     04/30/98      4.78         3.49      564,014          2.01                --             9.19             78             --

-------------
      3/21/94
     10/31/94      4.41        (7.21)       2,330          2.20              0.11             9.46            163             --

     10/31/95      4.49        12.44       11,011          2.27                --            10.18            145             --

     10/31/96      4.79        17.28       54,382          2.23                --             9.14            158             --

     10/31/97      5.02        14.42       97,457          2.13                --             9.18            183             --

     04/30/98      4.80         3.49       92,353          2.01                --             9.19             78             --


(1) Annualized
See accompanying notes to financial statements
                                       49

    NORTHSTAR TRUST
    NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1998 (UNAUDITED)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
    Organization -- The Northstar Trust, a business trust, was organized under the laws of the Commonwealth of Massachusetts and registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The names of each of the six investment series which comprise the Trust (the "Funds") and their respective investment objectives are set forth below.
    NORTHSTAR GROWTH + VALUE FUND, ("Growth + Value Fund") is a diversified portfolio with the investment objective of capital appreciation by investing in equity securities. The Fund seeks to achieve its objective through investments in companies the portfolio manager identifies as either growth or value through quantitative analysis.
    NORTHSTAR INTERNATIONAL VALUE FUND, ("International Value Fund") is a diversified portfolio with the investment objective of long-term capital appreciation. The Fund invests primarily in foreign companies with a market valuation of greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization. Portfolio managers apply the technique of "value investing".
    NORTHSTAR EMERGING MARKETS VALUE FUND, ("Emerging Markets Value Fund") is a diversified portfolio with the investment objective of long-term capital appreciation. The Fund invests primarily in foreign companies located in countries with emerging markets. Portfolio managers apply the technique of "value investing".
    NORTHSTAR INCOME AND GROWTH FUND, ("Income and Growth Fund") is a diversified portfolio with the investment objective of current income balanced with capital appreciation. The Fund seeks to achieve its objective through investments in a diversified group of securities selected for their prospects of providing both current income and long-term growth of capital.
    NORTHSTAR HIGH TOTAL RETURN FUND II, ("High Total Return Fund II") is a diversified portfolio with the investment objective of high income and captial appreciation. The Fund invests primarily in a diversified group of fixed income securities which are selected for high current income and the potential for capital growth, including lower-rated fixed income securities, convertible securities, securities issued by U.S. companies in foreign currencies, and securities issued by foreign governments and companies.
    NORTHSTAR HIGH TOTAL RETURN FUND, ("High Total Return Fund") is a diversified portfolio with the investment objective of high income and capital appreciation. The Fund invests primarily in a diversified group of fixed income securities which are selected for high current income and the potential for capital growth, including lower-rated fixed income securities, convertible securities, securities issued by U.S. companies in foreign currencies, and securities issued by foreign governments and companies.
    Security Valuation -- Equity securities are valued at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Trust. The books and records of the Funds are maintained in U.S. dollars. Securities quoted in foreign currencies are translated into U.S. dollars based on the prevailing exchange rates on that day. The Adviser uses independent pricing services to price the Funds' securities.
    Management's Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date(s) of financial statements and the reported amounts of income and expenses during the reporting period(s). Actual results could differ from those estimates.
    Security Transactions, Investment Income, Expenses -- Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest
                                       50

    NORTHSTAR TRUST
    NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1998 (UNAUDITED)

income is recorded on the accrual basis except when collection is not expected; discounts are accrued, and premiums amortized to par at maturity; dividend income is recorded on the ex-dividend dates. Income, expenses (except class specific expenses), and realized/unrealized gains/losses, are allocated proportionately to each Fund or class of shares based upon the relative net asset value.
    Distributions to Shareholders -- Dividends from net investment income are declared and paid monthly by the High Total Return Fund II and High Total Return Fund, and declared and paid quarterly by the Income and Growth Fund, and declared and paid annually by the Growth + Value Fund, International Value Fund, and Emerging Markets Value Fund. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.
    The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulation which may differ from generally accepted accounting principles.
    Foreign Currency -- The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Net realized and unrealized gain(loss) on foreign currency transactions represents the foreign exchange: (1) gains and losses from the sale of holdings of foreign currencies, (2) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts, and
(3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.
    Forward Foreign Currency Contracts and Options and Futures -- The Funds may enter into forward foreign currency contracts ("contracts") to purchase or sell currencies at a specified rate at a future date. The Funds may enter into these contracts solely for hedging purposes.
    The Funds write and purchase put and call options on foreign currencies. The premium paid by the Funds for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds realize a loss in the amount of the cost of the option.
    The amount of potential gain or loss to the Funds upon exercise of a written call option is the value (in U.S. dollars) of the currency sold, less the value of the U.S. dollars received in exchange. The amount of potential gain or loss to the Funds upon exercise of a written put option is the value (in U.S. dollars) of the currency received, less the value of the U.S. dollars paid in exchange.
    Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contract and from unanticipated movement in the value of a foreign currency relative to the U.S. dollar.
    Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.
    Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
    Repurchase Agreements -- The Funds' Custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
                                       51

    NORTHSTAR TRUST
    NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1998 (UNAUDITED)
    Federal Income Taxes -- The Trust intends to comply with the special provisions of the Internal Revenue Code available to investment companies and to distribute all of the taxable net income to their respective shareholders. Therefore, no Federal income tax provision or excise tax provision is required.

    Organization Costs -- Costs incurred by the Trust in connection with its organization of each Fund have been deferred and are being amortized over a period of five years from the date the Funds commenced operations. Each Fund offers three classes of shares.

NOTE 2. INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR

    Northstar Holding, Inc. (and its wholly-owned operating subsidiaries, Northstar Investment Management Corp., Northstar Distributors, Inc. and Northstar Administrator Corp.) is an indirect wholly-owned subsidiary of Reliastar Financial Corp. Northstar Investment Management Corp. (the "Adviser") serves as each Fund's investment adviser. The Growth + Value Fund, International Value Fund, and Emerging Markets Value Fund pay the Adviser an investment advisory fee calculated at an annual rate of 1.00% of average daily net assets. The Income and Growth Fund and High Total Return Fund pay the Adviser an investment advisory fee calculated at an annual rate of 0.75% on the first $250,000,000 of aggregate average daily net assets, 0.70% on the next $250,000,000 of such assets, 0.65% on the next $250,000,000 of such assets, 0.60% on the next $250,000,000 of such assets, and 0.55% on the assets of each Fund in excess of $1 billion. The High Total Return Fund II pays the Adviser an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets. For the period ended April 30, 1998, the Adviser earned $6,227,127 in investment advisory fees. Navellier Fund Management, Inc. ("Navellier"), a registered investment adviser, serves as subadviser to the Growth + Value Fund pursuant to a Subadvisory Agreement dated July 31, 1996, between the Adviser and Navellier. For its services, Navellier receives from the Adviser, an annual fee equal to 0.64% of the average daily net assets of the Fund. For the period ended April 30, 1998, Navellier received $495,768 in subadvisory fees from the Adviser. Brandes Investment Partners, L.P. ("Brandes"), a registered investment adviser, serves as subadviser to the International Value Fund and Emerging Markets Value Fund pursuant to Subadvisory Agreements dated February 28, 1997 and November 8, 1997, respectively, between the Adviser and Brandes. For its services, Brandes receives from the Adviser an annual fee equal to 50% of the management fee that each of the funds it subadvises pays the Adviser (currently 0.50% of the average daily net assets of each Fund). For the period ended April 30, 1998, Brandes received $621,230 and $1,889 in subadvisory fees from the Adviser for the International Value Fund and Emerging Markets Value Fund, respectively. Wilson/Bennett Capital Management, Inc. ("Wilson/Bennett"), a registered investment adviser, served as subadviser with respect to the common stock portion of the Income and Growth Fund pursuant to a Subadvisory Agreement dated July 31, 1996 and terminated December 31, 1997 between the Adviser and Wilson/Bennett. For its services, Wilson/Bennett received from the Adviser an annual fee equal to 0.20% of the first $125 million of the average daily net assets it managed, 0.25% of the next $125 million, and 0.30% for assets in excess of $250 million. For the period ended April 30, 1998, Wilson/Bennett received $39,209 in subadvisory fees from the Adviser. The Adviser has voluntarily undertaken to limit the expenses of the High Total Return Fund II to 1.26% (Class A) and 1.96% (Class B&C) until December 31, 1997 and the Emerging Markets Value Fund to 1.80% (Class A) and 2.50% (Class B&C) of each respective class's average net assets. The Adviser will reimburse the funds for amounts in excess of such limits, up to the total amount of fees received during the period. As of April 30, 1998, the Adviser's reimbursements totaled $27,865 and $44,749 for the High Total Return II Fund and Emerging Markets Value Fund, respectively. Northstar Administrators Corp. (the "Administrator"), an affiliate of the Adviser, serves as each Fund's administrator. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets, and an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares. For the period ended April 30, 1998, the Administrator earned $1,017,741 in administrative and account servicing fees. Northstar Distributors, Inc. (the "Distributor"), an affiliate of the Adviser and the Administrator, is the distributor of each Fund's shares. Under separate Distribution Plans pertaining to Class A, B, and C shares, the Trust pays the Distributor monthly service fees at an annual rate of 0.25% of the average daily net assets in Class A, B and C shares and monthly distribution fees at the annual rate of 0.05% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class B and C shares. As of April 30, 1998, the Trust owed the Distributor $1,219,314 in service and distribution fees. The Distributor also receives the proceeds of
                                       52

    NORTHSTAR TRUST
    NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1998 (UNAUDITED)

initial sales charges paid by shareholders upon the purchase of Class A shares and contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, B and C shares. For the period ended April 30, 1998, the Distributor earned the following amounts in sales charges:

                          CLASS A     CLASS B     CLASS C
                           SHARES      SHARES     SHARES
                          --------   ----------   -------
Initial sales charges     $311,685          N/A      N/A
Contingent deferred
  sales charges           $ 25,885   $1,394,815   $96,857

NOTE 3. PURCHASES AND SALES OF INVESTMENT SECURITIES
    The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended April 30, 1998, were as follows:

                         GROWTH +     INTERNATIONAL   EMERGING MARKETS     INCOME &       HIGH TOTAL      HIGH TOTAL
                        VALUE FUND     VALUE FUND        VALUE FUND      GROWTH FUND    RETURN FUND II   RETURN FUND
                       ------------   -------------   ----------------   ------------   --------------   ------------
Aggregate purchases    $150,349,715   $188,670,135       $4,745,399      $100,471,646    $260,826,983    $658,368,378
Aggregate sales        $110,703,619   $ 45,526,419       $        0      $109,856,216    $112,752,985    $646,925,234

    U.S. Government Securities included above were as follows:

                        GROWTH +    INTERNATIONAL   EMERGING MARKETS    INCOME &       HIGH TOTAL     HIGH TOTAL
                       VALUE FUND    VALUE FUND        VALUE FUND      GROWTH FUND   RETURN FUND II   RETURN FUND
                       ----------   -------------   ----------------   -----------   --------------   -----------
Aggregate purchases        $0            $ 0               $0          $3,600,000          $0             $ 0
Aggregate sales            $0            $ 0               $0          $24,417,622         $0             $ 0

NOTE 4. PORTFOLIO SECURITIES (TAX BASIS)
    The cost of securities for federal income tax purposes and the aggregate appreciation and depreciation of securities at April 30, 1998 were as follows:

                         GROWTH +     INTERNATIONAL   EMERGING MARKETS     INCOME &       HIGH TOTAL      HIGH TOTAL
                        VALUE FUND     VALUE FUND        VALUE FUND      GROWTH FUND    RETURN FUND II   RETURN FUND
                       ------------   -------------   ----------------   ------------   --------------   ------------
Cost (tax basis)       $148,246,356   $323,585,315       $4,745,399      $169,027,148    $188,364,751    $820,841,739
Appreciated
  securities             32,657,935     51,377,695          168,944       27,897,703        4,596,426     72,055,974
Depreciated
  securities              3,731,326     16,134,208          209,336        1,418,339        1,837,551     60,346,724
Net unrealized
  appreciation/
  depreciation         $ 28,926,609   $ 35,243,487       ($  40,392)     $26,479,364     $  2,758,875    $11,709,250

NOTE 5. CAPITAL SHARE TRANSACTIONS
    Transactions in capital shares of each Fund for the period ended April 30, 1998, were as follows:

                                                              NORTHSTAR GROWTH & VALUE FUND
                                -----------------------------------------------------------------------------------------
                                         CLASS A                        CLASS B                         CLASS C
                                --------------------------    ----------------------------    ---------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT         SHARES          AMOUNT
                                ----------    ------------    ------------    ------------    -----------    ------------
Shares sold                      1,107,949    $ 13,046,192       2,484,713    $ 29,082,909      1,002,508    $ 11,677,386
Reinvested dividends                35,555         384,793          62,401         668,313         20,745         220,958
Shares redeemed                   (684,659)     (8,173,902)       (451,478)     (5,294,270)      (346,350)     (3,985,701)
                                ----------    ------------    ------------    ------------    -----------    ------------
Net increase/decrease              458,845    $  5,257,083       2,095,636    $ 24,456,952        676,903    $  7,912,643
                                ----------    ------------    ------------    ------------    -----------    ------------

                                       53

    NORTHSTAR TRUST
    NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1998 (UNAUDITED)

                                                           NORTHSTAR INTERNATIONAL VALUE FUND
                                -----------------------------------------------------------------------------------------
                                         CLASS A                        CLASS B                         CLASS C
                                --------------------------    ----------------------------    ---------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT         SHARES          AMOUNT
                                ----------    ------------    ------------    ------------    -----------    ------------
Shares sold                      9,874,326    $118,845,933       4,097,500    $ 49,155,168      4,877,365    $ 58,319,715
Reinvested dividends                36,151         393,327          31,615         342,752         35,060         379,702
Shares redeemed                 (2,497,128)    (28,202,854)       (311,753)     (3,627,432)    (1,730,604)    (20,253,359)
                                ----------    ------------    ------------    ------------    -----------    ------------
Net increase/decrease            7,413,349    $ 91,036,406       3,817,362    $ 45,870,488      3,181,821    $ 38,446,058
                                ----------    ------------    ------------    ------------    -----------    ------------
                                                          NORTHSTAR EMERGING MARKETS VALUE FUND
                                -----------------------------------------------------------------------------------------
                                         CLASS A                        CLASS B                         CLASS C
                                --------------------------    ----------------------------    ---------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT         SHARES          AMOUNT
                                ----------    ------------    ------------    ------------    -----------    ------------
Shares sold                        214,529    $  2,252,120         204,636    $  2,162,997        155,847    $  1,639,062
Reinvested dividends                     0               0               0               0              0               0
Shares redeemed                     (8,659)        (92,904)         (2,078)        (22,178)          (658)         (7,020)
                                ----------    ------------    ------------    ------------    -----------    ------------
Net increase/decrease              205,870    $  2,159,216         202,558    $  2,140,819        155,189    $  1,632,042
                                ----------    ------------    ------------    ------------    -----------    ------------
                                                             NORTHSTAR INCOME & GROWTH FUND
                                -----------------------------------------------------------------------------------------
                                         CLASS A                        CLASS B                         CLASS C
                                --------------------------    ----------------------------    ---------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT         SHARES          AMOUNT
                                ----------    ------------    ------------    ------------    -----------    ------------
Shares sold                        398,507    $  4,998,095         221,627    $  2,749,441        116,558    $  1,461,114
Reinvested dividends               224,017       2,723,048         207,079       2,509,694        305,066       3,692,485
Shares redeemed                   (681,001)     (8,550,707)       (701,327)     (8,820,583)      (304,963)     (3,829,983)
                                ----------    ------------    ------------    ------------    -----------    ------------
Net increase/decrease              (58,477)   ($   829,564)       (272,621)   ($ 3,561,448)       116,661    $  1,323,616
                                ----------    ------------    ------------    ------------    -----------    ------------
                                                           NORTHSTAR HIGH TOTAL RETURN FUND II
                                -----------------------------------------------------------------------------------------
                                         CLASS A                        CLASS B                         CLASS C
                                --------------------------    ----------------------------    ---------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT         SHARES          AMOUNT
                                ----------    ------------    ------------    ------------    -----------    ------------
Shares sold                      5,343,029    $ 29,855,259      16,856,764    $ 94,442,480      6,876,494    $ 38,600,295
Reinvested dividends                65,930         369,768         171,417         962,426         94,445         531,064
Shares redeemed                 (1,420,535)     (7,870,736)       (533,072)     (2,992,799)      (921,076)     (5,197,293)
                                ----------    ------------    ------------    ------------    -----------    ------------
Net increase/decrease            3,988,424    $ 22,354,291      16,495,109    $ 92,412,107      6,049,863    $ 33,934,066
                                ----------    ------------    ------------    ------------    -----------    ------------
                                                            NORTHSTAR HIGH TOTAL RETURN FUND
                                -----------------------------------------------------------------------------------------
                                         CLASS A                        CLASS B                         CLASS C
                                --------------------------    ----------------------------    ---------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT         SHARES          AMOUNT
                                ----------    ------------    ------------    ------------    -----------    ------------
Shares sold                      3,363,192    $ 16,216,203       7,333,575    $ 35,260,569      1,696,167    $  8,196,469
Reinvested dividends             1,840,180       8,729,877       3,045,860      14,441,357        503,769       2,394,818
Shares redeemed                 (5,695,408)    (27,452,308)     (7,898,415)    (38,037,740)    (2,378,156)    (11,481,021)
                                ----------    ------------    ------------    ------------    -----------    ------------
Net increase/decrease             (492,036)   $ (2,506,228)      2,481,020    $ 11,664,186       (178,220)   $   (889,734)
                                ----------    ------------    ------------    ------------    -----------    ------------

    NORTHSTAR TRUST
    NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1998 (UNAUDITED)

    Transactions in capital shares of each class of shares of each Fund for the period ended October 31, 1997, were as follows:

                                                              NORTHSTAR GROWTH & VALUE FUND
                                -----------------------------------------------------------------------------------------
                                         CLASS A                        CLASS B                         CLASS C
                                --------------------------    ----------------------------    ---------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT         SHARES          AMOUNT
                                ----------    ------------    ------------    ------------    -----------    ------------
Shares sold                      3,198,589    $ 35,128,129       6,594,961    $ 72,326,051      2,376,801    $ 26,124,301
Reinvested dividends                     0               0               0               0              0               0
Shares redeemed                   (371,688)     (4,227,202)       (252,824)     (2,794,803)      (144,248)     (1,629,873)
                                ----------    ------------    ------------    ------------    -----------    ------------
Net increase/decrease            2,826,901    $ 30,900,927       6,342,137    $ 69,531,248      2,232,553    $ 24,494,428
                                ----------    ------------    ------------    ------------    -----------    ------------
                                                           NORTHSTAR INTERNATIONAL VALUE FUND
                                -----------------------------------------------------------------------------------------
                                         CLASS A                        CLASS B                         CLASS C
                                --------------------------    ----------------------------    ---------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT         SHARES          AMOUNT
                                ----------    ------------    ------------    ------------    -----------    ------------
Shares sold                      4,935,067    $ 54,623,151       5,542,720    $ 62,354,855      5,488,633    $ 60,716,040
Reinvested dividends                65,938         647,027               0               0         44,366         439,995
Shares redeemed                 (1,302,050)    (14,082,310)        (95,521)     (1,073,954)    (1,439,291)    (15,852,384)
                                ----------    ------------    ------------    ------------    -----------    ------------
Net increase/decrease            3,698,955    $ 41,187,868       5,447,199    $ 61,280,901      4,093,708    $ 45,303,651
                                ----------    ------------    ------------    ------------    -----------    ------------
                                                             NORTHSTAR INCOME & GROWTH FUND
                                -----------------------------------------------------------------------------------------
                                         CLASS A                        CLASS B                         CLASS C
                                --------------------------    ----------------------------    ---------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT         SHARES          AMOUNT
                                ----------    ------------    ------------    ------------    -----------    ------------
Shares sold                      1,243,862    $ 14,890,910        841,7601    $ 10,066,857        532,573    $  6,519,449
Reinvested dividends               562,660       6,530,795         482,072       5,581,663        652,245       7,548,949
Shares redeemed                 (4,502,701)    (53,333,104)     (1,249,464)    (15,194,869)     ( 577,643)    ( 6,982,779)
                                ----------    ------------    ------------    ------------    -----------    ------------
Net increase/decrease           (2,696,179)   ($31,911,399)         74,369    $    453,651        607,175    $  7,085,619
                                ----------    ------------    ------------    ------------    -----------    ------------
                                                           NORTHSTAR HIGH TOTAL RETURN FUND II
                                -----------------------------------------------------------------------------------------
                                         CLASS A                        CLASS B                         CLASS C
                                --------------------------    ----------------------------    ---------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT         SHARES          AMOUNT
                                ----------    ------------    ------------    ------------    -----------    ------------
Shares sold                      2,030,839    $ 11,223,031       7,001,479    $ 38,488,121      2,255,476    $ 12,425,126
Reinvested dividends                11,470          62,725          26,673         146,533          7,387          40,627
Shares redeemed                   (483,860)     (2,718,468)        (94,319)       (522,919)       (18,844)       (103,352)
                                ----------    ------------    ------------    ------------    -----------    ------------
Net increase/decrease            1,558,449    $  8,567,288       6,933,833    $ 38,111,735      2,244,019    $ 12,362,401
                                ----------    ------------    ------------    ------------    -----------    ------------
                                                            NORTHSTAR HIGH TOTAL RETURN FUND
                                -----------------------------------------------------------------------------------------
                                         CLASS A                        CLASS B                         CLASS C
                                --------------------------    ----------------------------    ---------------------------
                                  SHARES         AMOUNT          SHARES          AMOUNT         SHARES          AMOUNT
                                ----------    ------------    ------------    ------------    -----------    ------------
Shares sold                     15,013,653    $ 72,250,956      50,969,211    $244,941,244     11,157,080    $ 54,178,962
Reinvested dividends             1,761,535       8,526,615       2,606,832      12,616,157        431,760       2,092,519
Shares redeemed                 (8,829,614)    (42,947,742)    (10,740,737)    (52,447,214)    (3,517,940)    (17,328,682)
                                ----------    ------------    ------------    ------------    -----------    ------------
Net increase/decrease            7,945,574    $ 37,829,829      42,835,306    $205,110,187      8,070,900    $ 38,942,799
                                ----------    ------------    ------------    ------------    -----------    ------------

NOTE 6. CREDIT RISK AND DEFAULTED SECURITIES
    Although the Funds have a diversified portfolio, the High Total Return Fund II and High Total Return Fund had 84.57% and 80.30%, respectively, of their portfolios invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accompanied by a greater degree of credit risk
                                       55

    NORTHSTAR TRUST
    NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1998 (UNAUDITED)

and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At April 30, 1998, the High Total Return Fund held SA Telecom and Heartland Wireless, defaulted securities. The aggregate value for these securities are $8,859,000. At April 30, 1998, the High Total Return Fund II held Heartland Wireless, defaulted security. The aggregate value of this security is $1,220.

    For financial reporting purposes, it is each Fund's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted bonds for the current reporting period.
NOTE 7. SECURITY LOANS

    Each Fund may lend its securities to brokers, dealers and other financial institutions in amounts up to one third of the value of its total assets. The loans are fully collateralized at all times by cash or liquid high grade securities. As with other extensions of credit, each Fund may bear risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending its securities in the form of fees or all or a portion of the income from investments of the collateral. The Funds also continue to earn income on the securities loaned. At April 30, 1998, the Funds did not have any securities on loan.

NOTE 8. ACQUISITION

    At the close of business on April 17, 1997 (the "Closing"), the Northstar International Value Fund ("International Value Fund") acquired the net assets of the Brandes International Fund, pursuant to an Agreement of Reorganization dated February 4, 1997. In accordance with the agreement, the International Value Fund, at the closing, issued 4,152,725 shares of the International Value Fund having an aggregate value of $41,547,387 which included unrealized appreciation on investments of $4,299,350. As a result, the International Value Fund issued
1.637 shares for each Brandes International Fund Class A and 1.643 shares for each Brandes International Fund Class C share. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Directly after the merger the combined net assets in the International Value Fund were $41,547,387 with a net asset value of $10.00 for Class A and C shares.
                                       56

                               Logo Appears here
                                   NORTHSTAR
                                     TRUST